UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06231

GIAC Funds, Inc.

(Exact name of registrant as specified in charter)

7 Hanover Square New York, N.Y.	10004
(Address of principal executive offices)	(Zip code)

Frank L. Pepe	Thomas G. Sorell
GIAC Funds, Inc.	GIAC Funds, Inc.
7 Hanover Square	7 Hanover Square
New York, N.Y. 10004	New York, N.Y. 10004

(Name and address of agents for service)

Registrant’s telephone number, including area code: (800) 221-3253

Date of fiscal year end: December 31

Date of reporting period: December 31, 2005

ITEM 1.	REPORTS TO STOCKHOLDERS.

■ Baillie Gifford International Growth Fund	Annual Report To Contractowners

R. Robin Menzies, Portfolio Manager

Objective:

Long-term capital appreciation

Portfolio:

At least 80% in a diversified portfolio of common stocks and convertible securities of companies domiciled outside the United States

Inception Date:

February 8, 1991

Net Assets at December 31, 2005:

$210,858,900

An Update from Fund Management

The Fund outperformed its benchmark, the MSCI EAFE Growth Index, during the year. The return of the fund was 16.0% whereas the return of the index was 13.6%. The most buoyant segment of the Index was Japan which had a return of 28.3% over the year. The Asia Pacific region was the second strongest performer, returning 18.2%. The strongest sector in the index was materials, where the Fund was underweight. The sector returned 34.6% over the year as demand, partly driven by fast-growing emerging market economies, pushed up resource prices. More positively from a performance point of view, the Fund had significant overweight positions in the financials and energy sectors, which both outperformed strongly over the year, producing total returns of 26.9% and 22.3%, respectively.

The main positive contribution to performance came from stock selection in mainland Europe. Among the larger European stock holdings were the industrial companies ABB in Switzerland, Atlas Copco in Sweden and Kone in Finland. These were respectively the second, third and fourth strongest individual stock contributors to the Fund’s outperformance during 2005. Again, a significant part of the success of these firms was a result of high levels of demand from emerging market economies. The strongest stock contributor of all was Yamada Denki, the Japanese electronics retailer. On a less positive note, the UK economy has stagnated somewhat, as consumer demand, which had been remarkably resilient in recent years, finally succumbed to the twin pressures of high debt levels and a less buoyant housing market. Three of the top five stock detractors were from UK stocks (although only one, Kingfisher, the home improvement retail group, was directly hurt by the dent to UK consumer confidence). In industry terms, the Fund’s substantial underweight position in telecommunications was the largest positive contributor to performance, while overweight positions in energy, particularly in emerging market oil stocks such as Petrobras in Brazil, helped performance.

Baillie Gifford is a growth manager with a bottom up approach to stock picking. We look for companies with the ability to generate sustainable earnings growth. In determining the potential of a company, we pay particular attention to competitive advantage, management attitudes, financial strength and the industry background that a company operates in. We regularly meet the management of the companies within our investment universe and constantly revisit the investment case for the companies within the portfolio to ensure that our expectations are being met.

Note: The securities mentioned above are not representative of the entire portfolio, and are subject to change at any time. The securities’ representative percentage of total net assets as of 12/31/2005 is as follows: ABB 2.6%; Atlas Copco 2.5%; Kone 2.2%; Yamada Denki 1.4%; Kingfisher 0.6% and Petrobras 1.2%.

The views expressed above are those of the Fund’s portfolio manager(s) as of December 31, 2005 and are subject to change without notice. They do not necessarily represent the views of Guardian Baillie Gifford or Guardian Investor Services LLC. The views expressed herein are based on current market conditions and are not intended to predict or guarantee the future performance of any Fund, any individual security, any market or market segment. The composition of each Fund’s portfolio is subject to change. No recommendation is made with respect to any security discussed herein.

About information in this report:

•	It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested. International investing has special risks relating to changes in currency rates, foreign taxation, differences in auditing and other financial standards, political uncertainty and greater volatility.

•	The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Growth Index is generally considered to be representative of the international growth stock market activity. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.

BAILLIE GIFFORD INTERNATIONAL GROWTH FUND	1

■ Baillie Gifford International Growth Fund	Annual Report To Contractowners

Top Ten Holdings  (As of 12/31/2005)

Company	Country	Percentage of Total Net Assets
Total S.A.	France	2.58%
ABB Ltd.	Switzerland	2.57%
Svenska Handelsbanken AB	Sweden	2.48%
Atlas Copco AB	Sweden	2.47%
Danske Bank AS	Denmark	2.41%
Royal Bank of Scotland	United Kingdom	2.36%
Kone OYJ	Finland	2.17%
BP PLC	United Kingdom	2.12%
Vodafone Group	United Kingdom	2.05%
UBS AG	Switzerland	1.97%

Geographical Location vs. Index  (As of 12/31/2005)

Average Annual Total Returns  (For periods ended 12/31/2005)

	1 Yr	5 Yrs	10 Yrs	Since Inception 2/8/1991
Ballie Gifford International Growth Fund	16.02%	2.90%	7.23%	8.68%
MSCI EAFE Growth Index	13.64%	2.23%	3.59%	4.78%

All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

2	BAILLIE GIFFORD INTERNATIONAL GROWTH FUND

■ Baillie Gifford International Growth Fund	Annual Report To Contractowners

Growth of a Hypothetical $10,000 Investment

To give you a comparison, the chart below shows the performance of a hypothetical $10,000 investment made 10 years ago in the Fund and in the MSCI EAFE Growth Index. Index returns do not include the fees and expenses of the Fund, but do include the reinvestment of dividends.

Fund Expenses

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other underlying funds.

The example is based on an investment of $1,000 invested on July 1, 2005 and held for six months ended December 31, 2005.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

BAILLIE GIFFORD INTERNATIONAL GROWTH FUND	3

■ Baillie Gifford International Growth Fund	Annual Report To Contractowners

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2005	Ending Account Value December 31, 2005	Expenses Paid During Period*	Annualized Expense Ratio
Actual	$1,000.00	$1,161.10	$5.72	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.91	$5.35	1.05%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the Fund’s most recent fiscal half-year).

4	BAILLIE GIFFORD INTERNATIONAL GROWTH FUND

■	Baillie Gifford International Growth Fund

Schedule of Investments

December 31, 2005

Shares		Value

Common Stocks — 95.9%
Australia — 4.9%
Beverages — 0.4%
196,500	Fosters Group Ltd.	$804,974
Commercial Banks — 1.0%
72,754	Australia and NZ Banking Group Ltd.	1,279,226
48,000	Westpac Banking Corp.	801,692

		2,080,918
Commercial Services and Supplies — 0.4%
100,000	Brambles Inds. Ltd.	742,960
Construction Materials — 0.2%
78,000	James Hardie Inds. NV	515,374
Food and Staples Retailing — 0.5%
90,700	Woolworths Ltd.	1,121,998
Media — 0.2%
126,000	John Fairfax Hldgs. Ltd.	370,937
Metals and Mining — 1.2%
155,956	BHP Billiton Ltd.	2,604,764
Oil, Gas and Consumable Fuels — 0.6%
41,400	Woodside Petroleum Ltd.	1,191,134
Real Estate — 0.4%
61,000	Westfield Group	813,262

		10,246,321

Brazil — 0.5%
Diversified Telecommunication Services — 0.5%
62,000	Telecom. Norte Leste Participacoes ADR	1,111,040

Denmark — 3.5%
Chemicals — 1.1%
39,900	Novozymes AS	2,185,277
Commercial Banks — 2.4%
144,320	Danske Bank AS	5,086,208

		7,271,485

Finland — 2.2%
Construction and Engineering — 2.2%
115,400	Kone OYJ*	4,582,098

France — 10.1%
Beverages — 0.9%
11,080	Pernod-Ricard S.A.	1,934,026
Diversified Financial Services — 1.5%
29,692	Eurazeo	3,099,466
Health Care Equipment and Supplies — 1.9%
50,410	Essilor Int’l. S.A.	4,071,234
Oil, Gas and Consumable Fuels — 2.6%
21,630	Total S.A.	5,435,343
Personal Products — 1.8%
49,406	L’Oreal S.A.	3,674,213
Pharmaceuticals — 1.4%
34,620	Sanofi-Aventis	3,033,778

		21,248,060

Germany — 5.6%
Health Care Providers and Services — 1.6%
39,173	Celesio AG	3,370,600
Multi–Utilities — 0.9%
27,000	RWE AG*	1,999,936
Software — 1.8%
20,598	SAP AG	3,735,902
Textiles, Apparel and Luxury Goods — 1.3%
14,590	Adidas-Salomon AG	2,764,396

		11,870,834

Shares		Value

Hong Kong — 2.0%
Commercial Banks — 0.2%
202,000	BOC Hong Kong Hldgs. Ltd.	$389,486
Distributors — 0.3%
294,000	Li & Fung Ltd.	566,876
Diversified Financial Services — 0.4%
190,000	Hong Kong Exchanges & Clearing Ltd.	787,833
Media — 0.1%
66,000	Television Broadcasts Ltd.	350,704
Real Estate — 1.0%
160,000	Cheung Kong Hldgs. Ltd.	1,643,634
56,000	Sun Hung Kai Properties Ltd.	547,104

		2,190,738

		4,285,637

Ireland — 3.4%
Commercial Banks — 1.5%
147,110	Allied Irish Banks PLC	3,144,448
Construction Materials — 1.9%
133,450	CRH PLC	3,927,082

		7,071,530

Italy — 0.9%
Oil, Gas and Consumable Fuels — 0.9%
65,770	ESPA	1,824,842

Japan — 23.4%
Auto Components — 1.1%
109,000	Bridgestone Corp.	2,270,063
Automobiles — 1.5%
310,200	Nissan Motor Co. Ltd.	3,144,630
Building Products — 1.5%
250,000	Asahi Glass Co.	3,229,980
Commercial Banks — 1.3%
205	Mitsubishi UFJ Financial Group, Inc.	2,782,491
Diversified Financial Services — 1.0%
32,500	Promise Co.	2,164,277
Electronic Equipment and Instruments — 3.2%
9,300	Keyence Corp.	2,646,887
117,500	Konica Minolta Hldgs., Inc.	1,197,128
27,000	Nidec Corp.	2,297,336
68,000	YASKAWA Electric Corp.*	686,461

		6,827,812
Household Products — 0.9%
69,000	Kao Corp.	1,849,678
Insurance — 1.2%
210,000	Mitsui Sumitomo Insurance Co.	2,570,665
Machinery — 1.2%
83,300	Daikin Inds. Ltd.	2,437,945
Marine — 1.2%
290,000	Mitsui O.S.K. Lines Ltd.	2,531,473
Office Electronics — 1.4%
49,500	Canon, Inc.	2,897,438
Paper and Forest Products — 0.3%
179	Nippon Paper Group, Inc.	716,729
Real Estate — 0.9%
87,000	Sumitomo Realty & Dev’t. Co. Ltd.	1,893,069
Road and Rail — 1.2%
351,000	Tokyu Corp.	2,483,322
Specialty Retail — 1.5%
24,400	Yamada Denki Co. Ltd.	3,055,175
Tobacco — 1.0%
151	Japan Tobacco, Inc.	2,203,257

See notes to financial statements.

5

■	Baillie Gifford International Growth Fund

Schedule of Investments (continued)

December 31, 2005

Shares		Value

Trading Companies and Distributors — 2.0%
27,800	Hitachi High-Technologies Corp.	$695,707
282,000	Mitsui & Co. Ltd.	3,624,279

		4,319,986
Wireless Telecommunication Services — 1.0%
349	KDDI Corp.	2,013,234

		49,391,224

Luxembourg — 1.4%
Wireless Telecommunication Services — 1.4%
172,000	SES Global	3,012,462

New Zealand — 0.3%
Diversified Telecommunication Services — 0.3%
174,400	Telecom. Corp. of New Zealand	717,402

Russia — 0.5%
Wireless Telecommunication Services — 0.5%
27,000	Mobile Telesystems ADR	945,000

Singapore — 0.5%
Industrial Conglomerates — 0.2%
64,000	Keppel Corp. Ltd.	423,306
Media — 0.3%
210,000	Singapore Press Hldgs. Ltd.	542,962

		966,268

South Africa — 1.0%
Oil, Gas and Consumable Fuels — 1.0%
60,700	Sasol Ltd.	2,173,684

South Korea — 0.6%
Semiconductors and Semiconductor Equipment — 0.6%
3,900	Samsung Electronics Co. Ltd. GDR†	1,285,050

Spain — 2.8%
Commercial Banks — 0.7%
127,450	Banco Popular Espanol S.A.	1,554,541
Diversified Financial Services — 0.7%
31,908	Corp. Financiera Alba S.A.	1,483,079
Tobacco — 1.4%
62,720	Altadis S.A.	2,846,142

		5,883,762

Sweden — 8.3%
Commercial Banks — 2.5%
210,987	Svenska Handelsbanken AB	5,233,893
Communications Equipment — 1.1%
684,620	LM Ericsson	2,353,505
Health Care Equipment and Supplies — 1.1%
170,480	Getinge AB	2,350,664
Machinery — 3.6%
260,610	Atlas Copco AB	5,201,436
50,544	Sandvik AB	2,354,910

		7,556,346

		17,494,408

Switzerland — 4.5%
Commercial Banks — 1.9%
43,650	UBS AG	4,152,717
Electrical Equipment — 2.6%
559,200	ABB Ltd.*	5,422,107

		9,574,824

Shares		Value

United Kingdom — 19.5%
Commercial Banks — 3.1%
164,888	Royal Bank of Scotland	$4,973,403
70,000	Standard Chartered PLC	1,557,956

		6,531,359
Commercial Services and Supplies — 1.1%
187,000	Capita Group PLC	1,339,383
467,000	Hays PLC	1,007,275

		2,346,658
Health Care Equipment and Supplies — 0.7%
149,000	Smith & Nephew PLC	1,371,302
Hotels, Restaurants and Leisure — 2.0%
46,200	Carnival PLC	2,620,254
269,000	Hilton Group PLC	1,680,522

		4,300,776
Media — 1.0%
225,966	Yell Group PLC	2,083,532
Metals and Mining — 0.9%
118,000	BHP Billiton PLC	1,925,593
Oil, Gas and Consumable Fuels — 3.3%
247,000	BG Group PLC	2,438,790
420,000	BP PLC	4,468,147

		6,906,937
Pharmaceuticals — 1.6%
129,877	GlaxoSmithKline PLC	3,279,001
Specialty Retail — 0.6%
324,000	Kingfisher PLC	1,321,109
Tobacco — 2.3%
152,000	Gallaher Group PLC	2,292,335
83,900	Imperial Tobacco	2,504,663

		4,796,998
Trading Companies and Distributors — 0.9%
94,000	Wolseley PLC	1,979,026
Wireless Telecommunication Services — 2.0%
2,002,188	Vodafone Group	4,318,531

		41,160,822

	Total Common Stocks (Cost $138,279,914)	202,116,753

Preferred Stocks — 2.0%
Brazil — 1.2%
Oil, Gas and Consumable Fuels — 1.2%
40,600	Petroleo Brasileiro S.A. ADR	$2,613,422

Germany — 0.8%
Automobiles — 0.8%
2,340	Porsche AG	1,681,931

	Total Preferred Stocks (Cost $1,643,612)	4,295,353

See notes to financial statements.

6

■	Baillie Gifford International Growth Fund

Schedule of Investments (continued)

December 31, 2005

Principal Amount		Value
Repurchase Agreement — 2.0%
$ 4,204,000	State Street Bank and Trust Co. repurchase agreement, dated 12/30/2005, maturity value of $4,204,958 at 2.05%, due 1/3/2006 (1) (Cost $4,204,000)	$4,204,000

Total Investments — 99.9% (Cost $144,127,526)		210,616,106

Cash, Receivables, and Other Assets Less Liabilities — 0.1%		$242,794

Net Assets — 100%		$210,858,900

*	Non-income producing security.
†	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid pursuant to the Fund’s liquidity procedures approved by the Board of Directors and may be resold in transactions exempt from registration, normally to certain qualified buyers. At 12/31/2005, the aggregate market value of these securities amounted to $1,285,050 representing 0.6% of net assets.
(1)	The repurchase agreement is fully collateralized by $4,260,000 in U.S. Treasury Notes, 4.25%, due 8/15/2015, with a value of $4,288,798.

Glossary of Terms:

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt .

See notes to financial statements.

7

■	Baillie Gifford International Growth Fund

Statement of Assets and Liabilities

December 31, 2005

ASSETS
Investments, at market (cost $144,127,526)	$210,616,106
Foreign currency (cost, $26)	25
Cash	342
Receivable for fund shares sold	957,264
Dividends receivable	226,086
Dividend reclaim receivable	20,229
Interest receivable	479
Other assets	4,503

Total Assets	211,825,034

LIABILITIES
Payable for securities purchased	787,371
Accrued expenses	106,125
Payable for fund shares redeemed	72,187
Unrealized depreciation on forward foreign currency contracts	451

Total Liabilities	966,134

Net Assets	$210,858,900

COMPONENTS OF NET ASSETS
Capital stock, at par	$1,184,369
Additional paid-in capital	192,432,263
Undistributed net investment income	1,402,789
Accumulated net realized loss on investments and foreign currency related transactions	(50,642,607)
Net unrealized appreciation of investments and translation of other assets and liabilities denominated in foreign currencies	66,482,086

Net Assets	$210,858,900

Shares Outstanding — $0.10 par value	11,843,687

Net Asset Value Per Share	$17.80

Statement of Operations

Year Ended

December 31, 2005

INVESTMENT INCOME
Dividends	$4,919,832
Interest	55,424
Less: Foreign tax withheld	(478,850)

Total Income	4,496,406

Expenses:
Investment advisory fees — Note B	1,532,907
Custodian fees	365,435
Printing expense	37,503
Audit fees	32,022
Directors’ fees — Note B	19,620
Other	24,380

Total Expenses	2,011,867

Net Investment Income	2,484,539

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES — NOTE C
Net realized gain on investments — Note A	17,323,899
Net realized loss on foreign currency related transactions — Note A	(169,615)
Net change in unrealized appreciation of investments — Note C	9,569,512
Net change in unrealized appreciation from translation of other assets and liabilities denominated in foreign currencies — Note A	(16,247)

Net Realized and Unrealized Gain on Investments and Foreign Currencies	26,707,549

NET INCREASE IN NET ASSETS FROM OPERATIONS	$29,192,088

See notes to financial statements.

8

■	Baillie Gifford International Growth Fund

Statements of Changes in Net Assets

	Year Ended December 31,
	2005	2004
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS
From Operations:
Net investment income	$2,484,539	$1,984,291
Net realized gain on investments and foreign currency related transactions	17,154,284	7,106,982
Net change in unrealized appreciation of investments and foreign currency related transactions	9,553,265	21,580,563

Net Increase in Net Assets Resulting from Operations	29,192,088	30,671,836

Dividends to Shareholders from:
Net investment income	(3,029,344)	(502,984)

From Capital Share Transactions:
Net decrease in net assets from capital share transactions — Note E	(5,162,124)	(34,469,322)

Net Increase/(Decrease) in Net Assets	21,000,620	(4,300,470)

NET ASSETS:

Beginning of year	189,858,280	194,158,750

End of year*	$210,858,900	$189,858,280

* Includes undistributed net investment income of:	$1,402,789	$2,117,210

See notes to financial statements.

9

■	Baillie Gifford International Growth Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout the years indicated:

	Year Ended December 31,
	2005	2004	2003	2002	2001
Net asset value, beginning of year	$15.60	$13.40	$10.46	$12.72	$16.24

Income from investment operations:
Net investment income	0.22	0.16	0.14	0.11	0.05
Net realized and unrealized gain/(loss) on investments and translation of other assets and liabilities denominated in foreign currency	2.24	2.08	2.99	(2.36)	(3.34)

Net increase/(decrease) from investment operations	2.46	2.24	3.13	(2.25)	(3.29)

Dividends and distributions to shareholders from:
Net investment income	(0.26)	(0.04)	(0.19)	(0.01)	—
Net realized gain on investments and foreign currency related transactions	—	—	—	—	(0.23)

Total dividends and distributions	(0.26)	(0.04)	(0.19)	(0.01)	(0.23)

Net asset value, end of year	$17.80	$15.60	$13.40	$10.46	$12.72

Total return*	16.02%	16.72%	30.03%	(17.70)%	(20.40)%

Ratios/supplemental data:
Net assets, end of year (000’s omitted)	$210,859	$189,858	$194,159	$163,815	$255,651
Ratio of expenses to average net assets	1.05%	1.01%	1.05%	1.02%	0.99%
Ratio of net investment income to average net assets	1.30%	1.03%	1.17%	0.89%	0.59%
Portfolio turnover rate	28%	24%	41%	39%	40%

*	Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC’s variable contracts.
Inclusion of such charges would reduce the total returns for all periods shown.

See notes to financial statements.

10

■	Baillie Gifford International Growth Fund

Notes to Financial Statements

December 31, 2005

Note A.	Organization and Accounting Policies

Baillie Gifford International Growth Fund (the Fund or BGIF) is a series of GIAC Funds, Inc. (the Company). The Company is incorporated in the state of Maryland and is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (1940 Act). The financial statements for the other remaining series of the Company are presented in separate reports.

Shares of BGIF are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (GIAC). GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, gains (losses) and expenses during the reporting period. Actual results could differ from those estimates.

Significant accounting policies of the Fund are as follows:

Investments

Securities listed on domestic or foreign securities exchanges are valued at the last sale price on such exchanges, or if no sale occurred, at the mean of the closing bid and asked prices. Securities that are traded on the NASDAQ National Securities Market are valued at the NASDAQ Official Closing Price.

Other securities, including securities for which market quotations are not readily available (such as restricted securities, illiquid securities and foreign securities subject to a “significant event”) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors. A “significant event” is an event that will affect the value of a portfolio security that occurs after the close of trading in the security’s primary trading market or exchange but before the Fund’s NAV is calculated.

Investing outside of the U.S. may involve certain considerations and risks not typically associated with domestic investments, including the possibility of political and economic unrest and different levels of governmental supervision and regulation of foreign securities markets.

Futures contracts are valued at the settlement prices established by the boards of trade or exchanges on which they are traded.

Repurchase agreements are carried at cost which approximates market value (see Note D).

Investment transactions are recorded on the date of purchase or sale. Security gains or losses are determined on an identified cost basis. Interest income, including amortization/accretion of premium/discount, is accrued daily. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

The books and records of BGIF are maintained in U.S. dollars as follows:

(1)  The foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into U.S. dollars at the current rate of exchange.

(2)  Security purchases and sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting gains and losses are included in the Statement of Operations as follows:

Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Realized foreign exchange gains and losses, which result from changes in foreign exchange rates between the date on which BGIF earns dividends and interest or pays foreign withholding taxes or other expenses and the date on which U.S. dollar equivalent amounts are actually received or paid, are included in net realized gains or losses on foreign currency related transactions. Realized foreign exchange gains and losses which result from changes in foreign exchange rates between the trade and settlement dates on security and currency transactions are also included in net realized gains and losses on foreign currency related transactions. Net currency gains and losses from valuing other assets and liabilities denominated in foreign currency at the period end exchange rate are reflected in net change in unrealized appreciation or depreciation from translation of other assets and liabilities denominated in foreign currencies.

Forward Foreign Currency Contracts

BGIF may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of its investments that are denominated in a particular currency. A forward foreign currency contract

11

■	Baillie Gifford International Growth Fund

Notes to Financial Statements (Continued)

December 31, 2005

is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward exchange rate. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Fluctuations in the value of forward foreign currency contracts are recorded for book purposes as unrealized gains or losses from translation of other assets and liabilities denominated in foreign currencies by BGIF. When forward contracts are closed, BGIF will record realized gains or losses equal to the difference between the values of such forward contracts at the time each was opened and the values at the time each was closed. Such amounts are recorded in net realized gains or losses on foreign currency related transactions. BGIF will not enter into a forward foreign currency contract if such contract would obligate it to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency.

Futures Contracts

BGIF may enter into financial futures contracts for the delayed delivery of securities, currency or contracts based on financial indices at a fixed price on a future date. In entering into such contracts, BGIF is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by BGIF each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as variation margins by BGIF. The daily changes in the variation margin are recognized as unrealized gains or losses by BGIF. BGIF’s investments in financial futures contracts are designed to hedge against anticipated future changes in interest or exchange rates or securities prices. In addition, BGIF may enter into financial futures contracts for non-hedging purposes. Should interest or exchange rates, securities prices or prices of futures contracts move unexpectedly, BGIF may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

Dividend Distributions

Dividends from net investment income are declared and paid semi-annually for BGIF. Net realized short-term and long-term capital gains for BGIF will be distributed at least annually. All such dividends and distributions are credited in the form of additional shares of BGIF at the net asset value on the ex-dividend date.

All dividends and distributions are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on GAAP may cause temporary overdistributions of net realized gains and net investment income.

The tax character of dividends paid to shareholders during the years ended December 31, 2005 and 2004 were as follows:

Ordinary Income
2005	$3,029,344
2004	502,894

As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Capital Loss Carryforward	Unrealized Appreciation
$2,753,972	$(50,434,612)	$64,922,908

Taxes

BGIF has qualified and intends to remain qualified to be taxed as a “regulated investment company” under the provisions of the U.S. Internal Revenue Code (Code), and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest, dividends and capital gains in BGIF have been provided for in accordance with the applicable country’s tax rules and rates.

As of December 31, 2005, for federal income tax purposes, the Fund had capital losses carryforward as follows:

	Capital Loss Carryforward	Expiration Date
	$(29,946,693)	2010
	(20,487,919)	2011

Total	$(50,434,612)

Reclassification of Capital Accounts

The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital

12

■	Baillie Gifford International Growth Fund

Notes to Financial Statements (Continued)

December 31, 2005

gains, and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications would have no effect on net assets, results of operations, or net asset value per share of the Fund.

During the year ended December 31, 2005, the Fund reclassified amounts to paid-in capital from undistributed net investment income and accumulated net realized loss on investments and foreign currency related transactions. Increases/(decreases) to the various capital accounts were as follows:

Paid-In Capital	Undistributed Net Investment Income	Accumulated Net Realized Loss on Investments and Foreign Currency Related Transactions
$ —	$(169,616)	$169,616

Note B.	Investment Management Agreements and Payments to or from Related Parties

BGIF has an investment management agreement with Guardian Baillie Gifford Limited (GBG), a Scottish corporation owned by GIAC and Baillie Gifford Overseas Limited (BG Overseas). GBG is responsible for the overall investment management of BGIF’s portfolio subject to the supervision of the Company’s Board of Directors. GBG has entered into a sub-investment management agreement with BG Overseas pursuant to which BG Overseas is responsible for the day-to-day management of BGIF. GBG continually monitors and evaluates the performance of BG Overseas. As compensation for its services, GBG receives a management fee computed at the annual rate 0.80% of BGIF’s average daily net assets. One half of this fee (0.40%) is payable by GBG to BG Overseas for its services. Payment of the sub-investment management fee does not represent a separate or additional expense to BGIF.

The Guardian Fund Complex pays directors who are not “interested persons” (as defined in the 1940 Act) fees consisting of a $5,000 per meeting fee and an annual retainer of $30,500, allocated among all funds in the Guardian Fund Complex based on their relative average daily net assets. Board committee members also receive a fee of $2,000 per committee meeting, which also is allocated among all funds in the Guardian Fund Complex based on their relative average daily net assets. Additional compensation is paid to the Chairmen of the Nominating and Governance Committee and the Audit Committee, respectively. Guardian Investor Services LLC (GIS), a wholly-owned subsidiary of GIAC, pays compensation to certain directors who are interested persons. Certain officers and directors of the Fund are affiliated with GIS.

Note C.	Investment Transactions

Purchases and proceeds from sales of securities (excluding short-term securities) amounted to $53,285,106 and $62,584,857, respectively, during the year ended December 31, 2005.

The gross unrealized appreciation and depreciation of investments, on a tax basis, excluding foreign currency, forward contracts and futures at December 31, 2005 aggregated $67,864,086 and $2,934,684, respectively, resulting in net unrealized appreciation of $64,929,402. The cost of investments owned at December 31, 2005 for federal income tax purposes was $145,686,704.

Note D.	Repurchase Agreements

The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the value of the repurchase price plus accrued interest, BGIF will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, BGIF maintains the right to sell the collateral and may claim any resulting loss against the seller.

Note E.	Transactions in Capital Stock

There are 1,000,000,000 shares of $0.10 par value capital stock authorized for BGIF. Transactions in capital stock were as follows:

	Year Ended December 31,		Year Ended December 31,
	2005	2004	2005	2004
	Shares		Amount
Shares sold	2,030,951	1,998,915	$32,756,726	$27,951,387
Shares issued in reinvestment of dividends	198,776	36,607	3,029,344	502,984
Shares repurchased	(2,554,129)	(4,361,293)	(40,948,194)	(62,923,693)

Net decrease	(324,402)	(2,325,771)	$(5,162,124)	$(34,469,322)

13

■	Baillie Gifford International Growth Fund

Notes to Financial Statements (Continued)

December 31, 2005

Note F.	Line of Credit

A $100,000,000 line of credit available to BGIF and other related Guardian Funds has been established with State Street Bank and Trust Company and Bank of Montreal. The rate of interest charged on any borrowing is based upon the prevailing Federal Funds rate at the time of the loan plus 0.50% calculated on a 360 day basis per annum. For the year ended December 31, 2005, none of the funds borrowed against this line of credit.

The funds are obligated to pay State Street Bank and Trust Company and Bank of Montreal a commitment fee computed at a rate of 0.08% per annum on the average daily unused portion of the revolving credit.

Note G.	Management Information (Unaudited)

The directors and officers of BGIF are named below. Information about their principal occupations during the past five years and certain other affiliations is also provided. The business address of each director and officer is 7 Hanover Square, New York, New York 10004, unless otherwise noted. The “Guardian Fund Complex” referred to in this biographical information is composed of (1) the Company, (2) The Guardian Variable Contract Funds, Inc. (a series fund that issues its shares in seven series), (3) The Guardian Bond Fund, Inc., (4) The Guardian Cash Fund, Inc. and (5) The Park Avenue Portfolio (a series fund that issues its shares in thirteen series).

Name, Address and Year of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex Overseen by Director	Other Directorships

Interested Directors*

Arthur V. Ferrara (1930)	Director	Since 1994	Retired. Director and former Chairman of the Board and Chief Executive Officer, The Guardian Life Insurance Company of America. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director of various mutual funds sponsored by Gabelli Asset Management.

Leo R. Futia (1919)	Director	Since 1994	Retired. Director and former Chairman of the Board and Chief Executive Officer, The Guardian Life Insurance Company of America. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	None.

Dennis J. Manning 81 Graenest Ridge Road Wilton, Connecticut 06897 (1947)	Director	Since 2003	President and Chief Executive Officer, The Guardian Life Insurance Company of America since 1/03; President and Chief Operating Officer, 1/02 to 12/02; Executive Vice President and Chief Operating Officer, 1/01 to 12/01; Executive Vice President, Individual Markets and Group Pensions, 1/99 to 12/00. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director of The Guardian Life Insurance Company of America and The Guardian Insurance & Annuity Company, Inc. Manager, Guardian Investor Services LLC and Park Avenue Securities LLC. Director of various Guardian Life subsidiaries.

*	“Interested” Director means one who is an “interested person” under the Investment Company Act of 1940 by virtue of a current or past position with Guardian Life, the indirect parent company of GIS, the investment adviser of certain Funds in the Guardian Fund Complex.
†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

14

■	Baillie Gifford International Growth Fund

Notes to Financial Statements (Continued)

December 31, 2005

Name, Address and Year of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex Overseen by Director	Other Directorships

Disinterested Directors
Kathleen C. Cuocolo (1952)	Director	Since 11/16/05	Principal, Cuocolo Associates (corporate governance and operations consulting firm), 2003 to present; Executive Vice President, State Street Corporation, prior thereto. Employed by State Street Corporation in various capacities since 1982. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Chairman, Board of Directors, Select Sector S&P Depository Receipts Series Trust
					(9 exchange traded funds), 1999 to present; Director, World Markets PLC (global performance and analytics company), 2002 to present; Director, The China Fund, Inc., 2001 to 2003; Board of Advisors, Venturi Aeration, Inc. (water remediation services), 2001 to present; Board of Advisors, Inter- Unity Group (systems optimization consulting firm), 2003 to present.
Frank J. Fabozzi, Ph.D. (1948)	Director	Since 1994	Adjunct Professor of Finance, School of Management — Yale University, 2/94 to present; Editor, Journal of Portfolio Management. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director (Trustee) of various closed-end investment companies sponsored by BlackRock Financial Management. Director of BlackRock Funds (47 funds).
William N. Goetzmann, Ph.D. (1956)	Director	Since 11/16/05	Edwin J. Beinecke Professor of Finance and Management Studies, Yale School of Management, 7/94 to present; Director, International Center for Finance, Yale School of Management, 7/99 to present; Visiting professor, Harvard Business School, 7/05 to present. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Member of the Board of Directors of the Commonfund.
Anne M. Goggin, Esq. (1948)	Director	Since 2004	Attorney at law in private practice since 8/04; Partner, Edwards and Angell, LLP, 4/04 to 8/04; Chief Counsel, Metropolitan Life Insurance Company, 6/00 to 12/03; Senior Vice President and General Counsel, New England Life Insurance Company, 6/00 to 12/03; Chairman, President and Chief Executive Officer, MetLife Advisors LLC, 6/99 to 12/03; Chairman of the Board, Metropolitan Series Fund, 1/02 to 12/03; Chairman of the Board, New England Zenith Fund, 6/99 to 12/03. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	None.

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

15

■	Baillie Gifford International Growth Fund

Notes to Financial Statements (Continued)

December 31, 2005

Name, Address and Year of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex Overseen by Director	Other Directorships

William W. Hewitt, Jr. (1928)	Director	Since 1991	Retired. Former Executive Vice President, Shearson Lehman Brothers, Inc. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	None.

Sidney I. Lirtzman, Ph.D. 200 East 57th Street #10H New York, New York 10022 (1930)	Director	Since 1991	Emanuel Saxe Emeritus Professor of Management, Zicklin School of Business, Baruch College, City University of New York since 11/04; Emanuel Saxe Professor of Management 9/96 to 10/04; Dean from 10/95 to 9/02; Interim President 9/99 to 9/00. President, Fairfield Consulting Associates, Inc. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director, since 6/01 Youthstream, Inc. Member, Advisory Board of Directors, New York City Independent Budget Office 5/98 to 5/01.

Steven J. Paggioli (1950)	Director	Since 11/16/05	Independent consultant on investment company matters since 7/01; Executive Vice President, Director and Principal of The Wadsworth Group (administration, consulting and executive search firm) prior thereto. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Trustee and Audit Committee Member, Managers Funds and Managers AMG Funds (36 portfolios), 6/90 to present; Trustee, Professionally Managed Portfolios (20 portfolios), 5/91 to present; Advisory Board Member, Sustainable Growth Advisers, L.P., 10/02 to present.

Robert G. Smith, Ph.D. 132 East 72nd Street, Apt. #1 New York, New York 10021 (1932)	Director	Since 1991	Chairman and Chief Executive Officer, Smith Affiliated Capital Corp. since 4/82. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Governor appointments as Director of New York Health Care Reform Act Charitable Organization and Nassau County Interim Finance Authority. Senior private member of the New York State Financial Control Board for New York City. Senior Director for the New York State Comptroller’s Investment Advisory Committee for State Pension Funds (Commonfund).

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

16

■	Baillie Gifford International Growth Fund

Notes to Financial Statements (Continued)

December 31, 2005

Name, Address and Year of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex for which Officer Serves

Officers

Joseph A. Caruso (1952)	Senior Vice President and Secretary	Since 1992	Director, The Guardian Life Insurance Company of America since 1/05; Senior Vice President and Corporate Secretary, The Guardian Life Insurance Company of America since1/01; Vice President and Corporate Secretary prior thereto. Director, Senior Vice President and Secretary, The Guardian Insurance & Annuity Company, Inc. Manager, Senior Vice President and Corporate Secretary, Guardian Investor Services LLC. Director, Senior Vice President and Secretary, Park Avenue Life Insurance Company; Manager, Park Avenue Securities LLC; Senior Vice President and Secretary of Guardian Baillie Gifford Limited, and all of the mutual funds within the Guardian Fund Complex. Director and Officer of various Guardian Life subsidiaries.	25

Richard A. Cumiskey (1960)	Chief Compliance Officer	Since 2002	Second Vice President, Equity Administration and Oversight, The Guardian Life Insurance Company of America since 1/01; Assistant Vice President, Equity Administration and Oversight prior thereto. Senior Vice President and Chief Compliance Officer of The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services LLC since 4/04; Second Vice President and Compliance Officer prior thereto. Chief Compliance Officer of all of the mutual funds within the Guardian Fund Complex.	25

Manind V. Govil (1969)	Managing Director	Since 2005	Managing Director and Head of Equity Investments at The Guardian Life Insurance Company of America since 8/05; Lead Portfolio Manager - Large Cap Blend/Core Equity, Co-Head of Equities and Head of Equity Research at Mercantile Capital Advisers since 2001; Lead Portfolio Manager - Core Equity at Mercantile Capital Advisers prior thereto. Officer of various mutual funds within the Guardian Fund Complex.	23

Edward H. Hocknell c/o Baillie Gifford Overseas, Limited 1 Greenside Row Edinburgh, EH1 3AN, Scotland (1960)	Vice President	Since 1997	Partner, Baillie Gifford & Company. Director, Baillie Gifford Overseas Limited. Officer of various mutual funds within the Guardian Fund Complex.	16

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

17

■	Baillie Gifford International Growth Fund

Notes to Financial Statements (Continued)

December 31, 2005

Name, Address and Year of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex for which Officer Serves

R. Robin Menzies c/o Baillie Gifford Overseas, Limited 1 Greenside Row Edinburgh, EH1 3AN, Scotland (1952)	Vice President	Since 1991	Partner, Baillie Gifford & Company. Director, Baillie Gifford Overseas Limited. Director, Guardian Baillie Gifford Limited. Trustee, Baillie Gifford Funds, Inc. (2 funds). Officer of various mutual funds within the Guardian Fund Complex.	16

Nydia Morrison (1958)	Controller	Since 2003	Director, Mutual Fund Reporting, The Guardian Life Insurance Company of America since 5/04; Manager prior thereto. Officer of all of the mutual funds within the Guardian Fund Complex.	25

Frank L. Pepe (1942)	Vice President and Treasurer	Since 1995	Vice President and Equity Controller, The Guardian Life Insurance Company of America. Senior Vice President and Controller, The Guardian Insurance & Annuity Company, Inc. since 4/04; Vice President and Controller prior thereto. Senior Vice President and Controller, Guardian Investor Services LLC. Vice President and Treasurer of all of the mutual funds within the Guardian Fund Complex.	25

Richard T. Potter, Jr. (1954)	Vice President and Counsel	Since 1992	Vice President and Equity Counsel, The Guardian Life Insurance Company of America. Senior Vice President and Counsel, The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services LLC since 4/04; Vice President and Counsel prior thereto. Vice President and Counsel of Park Avenue Securities LLC and all of the mutual funds within the Guardian Fund Complex.	25

Robert A. Reale (1960)	Managing Director	Since 2001	Managing Director, The Guardian Life Insurance Company of America, The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services LLC since 3/01; Second Vice President 10/99 to 2/01. Assistant Vice President, Metropolitan Life prior thereto. Officer of all of the mutual funds within the Guardian Fund Complex.	25

Thomas G. Sorell (1955)	President	Since 2003	Executive Vice President and Chief Investment Officer, The Guardian Life Insurance Company of America since 1/03; Senior Managing Director, Fixed Income Securities since 3/00; Vice President, Fixed Income Securities prior thereto. Managing Director, Investments: Park Avenue Life Insurance Company. President of all of the mutual funds within the Guardian Fund Complex.	25

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

18

■	Baillie Gifford International Growth Fund

Notes to Financial Statements (Continued)

December 31, 2005

Name, Address and Year of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex for which Officer Serves

Donald P. Sullivan, Jr. (1954)	Vice President	Since 1995	Vice President, Equity Administration, The Guardian Life Insurance Company of America. Vice President, The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services LLC. Officer of all of the mutual funds within the Guardian Fund Complex.	25

Matthew P. Ziehl (1967)	Managing Director	Since 2002	Managing Director, The Guardian Life Insurance Company of America since 1/02; prior thereto, Team Leader, Salomon Brothers Asset Management, Inc. from 1/01 to 12/01; Co-Portfolio Manager, prior thereto. Officer of various mutual funds within the Guardian Fund Complex.	16

The Statement of Additional Information includes additional information about fund directors and is available upon request, without charge, by calling 1-800-221-3253 or by writing to Guardian Investor Services LLC at 7 Hanover Square, New York, New York 10004.

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

19

■	Baillie Gifford International Growth Fund

Report of Ernst & Young LLP,

Independent Registered Public Accounting Firm

Board of Directors of GIAC Funds, Inc. and

Shareholders of Baillie Gifford International Growth Fund (the Fund)

We have audited the accompanying statement of assets and liabilities of Baillie Gifford International Growth Fund (one of the series constituting GIAC Funds, Inc.), including the schedule of investments, as of December 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Baillie Gifford International Growth Fund, a series of GIAC Funds, Inc. at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with the U.S. generally accepted accounting principles.

Boston, Massachusetts

February 8, 2006

20

■	Baillie Gifford International Growth Fund

Board Approval of Investment Management Agreements (Unaudited)

The Boards of Directors of The Guardian Variable Contract Funds, Inc. (“GVCF”), GIAC Funds, Inc. (“GIAC”), The Guardian Bond Fund, Inc. (“GBF” and a “Fund”) and The Guardian Cash Fund, Inc. (“GCF” and a “Fund”) (together, the series of GVCF and GIAC, and GBF and GCF are referred to as the “Funds,”) approved the renewal of the management agreement for each Fund and, as applicable, the subadvisory agreement for each Fund on November 17, 2005. As a part of the renewal process, the Boards of Directors of GVCF, GIAC, GBF and GCF met independently of Fund management and of the interested Board Members to consider the renewal of: (1) the management agreement (“Management Agreement”) between each of the Funds and Guardian Investor Services LLC (“GIS”) or as applicable, Guardian Baillie Gifford Limited (“GBG” and together with GIS, each referred to as a “Manager”); (2) as applicable, the subadvisory agreements (each a “Subadvisory Agreement”) between GBG and Baillie Gifford Overseas Limited (“BGO”) and the subadvisory agreements between GIS and UBS Global Asset Management (Americas) Inc. (“UBS” and together with BGO, each referred to as a “Subadvisor”). (The Management Agreements and the Subadvisory Agreements are together referred to as the “Advisory Agreements.”) As part of the review process, the Independent Directors were represented by independent legal counsel. The Independent Directors reviewed comprehensive materials received from the Managers, Subadvisors and independent counsel in connection with contract review. The Independent Directors noted that each Board also received regular information throughout the year regarding performance and operating results of each Fund and that in evaluating the Advisory Agreements, they were taking into account their accumulated experience as Board members in working with the Managers on matters relating to the Funds.

In preparation for the review process, the Independent Directors met with independent legal counsel and discussed the type and nature of information to be provided and sent a formal request for information to Fund management. The Managers and Subadvisors provided extensive information to all Board members in response to the request. Among other information, the Independent Directors reviewed materials to assess the services provided by each Manager and Subadvisor, and, as applicable, information comparing the performance, advisory fees and expense ratios of each Fund to other mutual funds, information about the profitability from the Advisory Agreements to the Managers and to the Subadvisors, information about economies of scale and information about the other benefits to the Managers and Subadvisors and their affiliates resulting from their relationship with the Funds (“fall-out benefits”). The Independent Directors reviewed comparative performance and management fee and expense ratios of peer groups of funds selected by Morningstar, Inc. (“Morningstar”). The Independent Directors also received a memorandum from independent legal counsel advising them of their duties and responsibilities in connection with the review of the Advisory Agreements. In preparation for the November 17th meeting, the Independent Directors met on November 3, 2005, to review and discuss with independent legal counsel the information provided by Morningstar.

Based upon their review, the Independent Directors concluded that it was in the best interest of each Fund to renew each relevant Advisory Agreement and, accordingly, recommended to the full Board of each Fund the renewal of each applicable Advisory Agreement. In reaching this conclusion for each Fund, the Independent Directors did not identify any single factor or group of factors as all important or controlling and considered all factors together.

Management Agreements

Nature, Quality and Extent of Services. In reviewing the nature, quality and extent of services provided by the Managers, the Independent Directors considered the services provided by each Manager under the Management Agreements, including administrative services. The Independent Directors considered the experience and skills of senior management responsible for fund operations, the experience and skills of the personnel performing the functions under each Management Agreement and the resources made available to such personnel, the ability of the Managers to attract and retain high-quality personnel, and the organizational depth of the Managers. The Independent Directors concluded that appropriate resources were provided under each Management Agreement. The Independent Directors also considered the delegation of day-to-day portfolio management responsibility to UBS with respect to the Guardian UBS VC Large Cap Value Fund and the Guardian UBS VC Small Cap Value Fund and to BGO with respect to the Baillie Gifford International Growth Fund and the Baillie Gifford Emerging Markets Fund and the Managers’ ability to supervise the activities of the Subadvisors. The Independent Directors concluded each Manager’s supervisory program was satisfactory. The Independent Directors also considered the compliance program established by the Managers and the level of compliance attained by the Managers. Further, the Independent Directors considered that each Manager has had a long-term relationship with the Funds and has demonstrated its past and future commitment to support the Funds. The Independent Directors concluded that a long-term relationship with a capable, conscientious adviser was in the best interest of each Fund. Based upon all relevant factors, the Independent Directors concluded that the nature, quality and extent of the services provided by the Managers to each applicable Fund were satisfactory.

21

■	Baillie Gifford International Growth Fund

Board Approval of Investment Management Agreements (Unaudited) (Continued)

Investment Performance. The Independent Directors reviewed each Fund’s investment performance over short-term (one-year) and longer-term (three year, five year and ten year) periods, as applicable, and compared those returns to various agreed-upon performance measures, including market indices and peer groups. The Independent Directors received comparative performance information prepared by Morningstar. The Independent Directors also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Independent Directors concluded that investment performance met acceptable levels of investment performance. For Funds that experienced underperformance, the Independent Directors reviewed the reasons for the underperformance and the remedial measures taken by the Manager to improve performance. The Independent Directors concluded that the Managers have in place an effective process to monitor performance and that reasonable steps had been implemented to address circumstances of underperformance where appropriate. Therefore, the Independent Directors concluded that it was in the best interests of the Funds to renew the Management Agreements and to continue to closely monitor performance with a particular emphasis on those Funds experiencing underperformance.

Fees and Expenses. The Independent Directors considered each Fund’s management fees and net expense ratios. The Independent Directors received information, based on data supplied by Morningstar, comparing each Fund’s management fee rates and total net expense ratio to advisory fees and total net expense ratios of the mutual funds in its peer group (as selected by Morningstar). The Independent Directors also received and considered information on fee waivers and/or reimbursements for each Fund compared to those of its peer group. The Independent Directors noted that a number of the Funds have received fee waivers for many years and that such fee waivers remained current through the time of the review process.

The Independent Directors also compared each Fund’s management fee rates to fees charged by the Manager for comparable mutual funds. For each Fund, the Independent Directors reviewed the fees charged by other advisors for mutual funds in the Fund’s peer group. GIS provided information on the advisory fees it charges its two institutional accounts and noted the information was not comparable with the Funds because the investment objectives and management style of the institutional accounts were very different than those of the Funds. GBG has no clients other than the Funds.

On the basis of all information provided, the Independent Directors concluded that the management fee schedules for each Fund were reasonable and appropriate in light of the nature, quality and extent of services provided by the Manager.

Profitability. The Independent Directors reviewed detailed information regarding revenues received by each Manager under each Management Agreement, including identification of the estimated direct and indirect costs of the Managers of providing those services to each Fund that are covered under the Management Agreements. The Independent Directors also received information regarding the enterprise-wide profitability of the Managers with respect to all fund services in totality.

For all Funds, based upon the profitability percentage provided, the Independent Directors concluded that the profitability to the applicable Manager from the management of each Fund was not unreasonable.

Economies of Scale. The Independent Directors considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale through breakpoints in fees or otherwise. The Independent Directors noted that the Guardian UBS VC Small Cap Value Fund and the Guardian Cash Fund had management fee schedules that each contained one breakpoint. The Independent Directors also considered whether the effective management fee rate for each Fund under the Management Agreement is reasonable in relation to the asset size of such Fund. The Independent Directors noted GIS’s representation that it did not anticipate that the Funds would experience any significant economies in the near future, given their asset size. The Independent Directors concluded that, in light of the Funds’ current asset levels, the fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale.

Other Benefits to Manager. The Independent Directors also considered the character and amount of other incidental benefits received by the Managers and their affiliates as a result of their relationship with the Funds. The Independent Directors noted the Managers’ representation that each has the ability to obtain proprietary research as a result of the Funds’ brokerage business that may be used for the benefit of the Funds and other clients of the Managers. The Independent Directors concluded that management fees for each Fund were reasonable in light of these fall-out benefits.

Subadvisory Agreements

Nature, Quality and Extent of Services. The Independent Directors considered the nature, extent and quality of services provided under each Subadvisory Agreement. The Independent Directors considered the reputation, qualifications and background of the Subadvisors, the experience and skills of investment personnel responsible for the day-to-day management of each Fund, and

22

■	Baillie Gifford International Growth Fund

Board Approval of Investment Management Agreements (Unaudited) (Continued)

the resources made available to such personnel. The Independent Directors also considered the Subadvisors’ compliance with investment policies and general legal compliance. The Independent Directors concluded that each Subadvisor was providing satisfactory services and recommended that the Subadvisory Agreement for each applicable Fund be continued.

Investment Performance. The Independent Directors reviewed each Fund’s investment performance over short-term (one-year) and, where applicable, longer-term periods, and compared those returns to various agreed-upon performance measures, including market indices and peer groups. Based upon all relevant factors, the Independent Directors concluded that the investment performance of each subadvised Fund either met acceptable levels of investment performance or, in situations where there was underperformance, the underperformance was not over a long enough period of time to provide a meaningful measure of performance. Therefore, the Independent Directors concluded, based upon each Fund’s particular circumstances, that it was in the best interests of each Fund to renew the Subadvisory Agreements and to continue to closely monitor performance with a particular emphasis on those Funds experiencing underperformance.

Fees and Expenses. The Independent Directors considered each Fund’s subadvisory fees and how they related to the overall management fee structure of each Fund. The Independent Directors evaluated the competitiveness of the subadvisory fees based upon data supplied by Fund management, which showed each Subadvisor’s standard fee schedule for similarly managed institutional accounts. Based on the information provided by Fund management, the Independent Directors noted that the Subadvisors charged comparable or lower fees for the Funds than their standard fee schedules. The Independent Directors also considered that the Managers compensate the Subadvisors from their own management fees.

Based upon all of the above, the Independent Directors determined that the subadvisory fees for each Fund were reasonable.

Profitability. The Independent Directors received general information with respect to each Subadvisor’s profitability. The Independent Directors noted that the Managers compensate the Subadvisors from their own management fees and that the fees were competitive based on the information provided by the Subadvisors and the Managers. In addition, the Independent Directors noted that the Subadvisory Agreements with UBS were negotiated at arm’s length between GIS and UBS. The Independent Directors also noted the amount of revenue generated by each Subadvisor from its subadvisory fees. The Independent Directors reviewed data on the estimated range of profitability to UBS for the Funds it subadvised and concluded that its profitability was not unreasonable. The Independent Directors took into account the level of revenues and the profitability to the parent entity of BGO as a result of BGO’s subadvisory relationship with the Funds it subadvised and concluded that profitability was not unreasonable.

Economies of Scale. The Independent Directors considered whether there are economies of scale with respect to the subadvisory services provided to each applicable Fund and whether the subadvisory fees reflect such economies of scale through breakpoints in fees or otherwise. The Independent Directors noted that the Guardian UBS VC Small Cap Value Fund contained one breakpoint in its subadvisory fee schedule. The Independent Directors also considered whether the effective subadvisory fee rate for each Fund under the Subadvisory Agreement is reasonable in relation to the asset size of the Fund. The Independent Directors concluded that the fee schedule for each Fund reflects an appropriate recognition of any economies of scale.

Other Benefits to Subadvisors. The Independent Directors also considered the character and amount of other incidental benefits received by each Subadvisor, including any benefit derived from their affiliation with the Funds. The Independent Directors considered that UBS may use an affiliate to execute portfolio transactions for the Funds it subadvises, subject to Rule 17e-1 procedures that have been approved by the Board. The Independent Directors also considered each Subadvisor’s soft dollar practices. The Independent Directors concluded that the fees charged under each Subadvisory Agreement were reasonable in light of these fall-out benefits.

Specific Fund Findings

Baillie Gifford International Growth Fund

In determining to recommend renewal of the Fund’s Advisory Agreements, the Independent Directors noted the favorable relative investment performance of the Fund, with performance above the median of its peer group in all but one of the periods reviewed, as well as the reasonableness of its management fee rate.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Independent Directors determined that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement is in the best interests of each Fund.

23

■	Baillie Gifford International Growth Fund

Shareholder Voting Summary (Unaudited)

November 15, 2005

On November 15, 2005, a Special Shareholder Meeting of the Fund was held at which the eleven Directors, identified below, were elected (Proposal No. 1) and the sub-proposals in Proposal No. 2, as described in the Proxy Statement, were approved. The following is a report of the votes cast:

Proposal No. 1

Election of the Eleven Nominees for Director:

NOMINEE	FOR	WITHHELD	TOTAL
DIRECTORS
Kathleen C. Cuocolo	30,847,516.220	773,746.264	31,621,262.484
Frank J. Fabozzi	30,851,553.786	769,708.698	31,621,262.484
Arthur V. Ferrara	30,732,392.046	888,870.438	31,621,262.484
Leo R. Futia	30,678,246.710	943,015.774	31,621,262.484
William N. Goetzmann	30,874,898.705	746,363.779	31,621,262.484
Anne M. Goggin	30,864,750.610	756,511.874	31,621,262.484
William W. Hewitt	30,726,813.139	894,449.345	31,621,262.484
Sidney I. Lirtzman	30,711,843.663	909,418.821	31,621,262.484
Dennis H. Manning	30,859,457.371	761,805.113	31,621,262.484
Steven J. Paggioli	30,784,370.280	836,892.204	31,621,262.484
Robert G. Smith	30,718,682.217	902,580.267	31,621,262.484

Proposal No. 2

Approving an amendment to, or the elimination of, the Fund’s fundamental investment restriction, as described in the Proxy Statement, with respect to the following:

SUB-PROPOSALS	FOR	AGAINST	ABSTAIN	TOTAL
2(a) Diversification of investments;	10,048,232.016	514,612.105	661,513.790	11,224,357.911
2(b) Borrowing;	10,011,467.297	551,376.824	661,513.790	11,224,357.911
2(c) Issuing senior securities;	10,042,569.961	520,274.160	661,513.790	11,224,357.911
2(d) Concentration of investments in the same industry;	10,026,639.802	536,204.319	661,513.790	11,224,357.911
2(e) Investments in real estate	10,027,917.019	534,927.102	661,513.790	11,224,357.911
2(f) Investments in commodities	10,012,766.787	550,077.334	661,513.790	11,224,357.911
2(g) Underwriting the securities of other issuers;	10,029,546.743	533,297.378	661,513.790	11,224,357.911
2(h) Making loans;	10,009,635.993	553,208.128	661,513.790	11,224,357.911
2(i) Investments in securities that are not readily marketable;	10,002,176.469	560,667.652	661,513.790	11,224,357.911
2(j) Investments for the purpose of exercising control or management;	10,041,773.630	521,070.491	661,513.790	11,224,357.911
2(k) Investments in other investment companies;	10,059,689.003	503,155.118	661,513.790	11,224,357.911
2(l) Purchasing securities on margin, selling securities short, or participating on a joint or joint and several basis in a securities trading account;	10,012,104.990	550,739.131	661,513.790	11,224,357.911
2(m) Pledging, mortgaging or hypothecating its assets;	10,015,897.247	546,946.874	661,513.790	11,224,357.911
2(n) Investments in issuers in which management of a Fund or its investment adviser owns securities;	10,037,211.605	525,632.516	661,513.790	11,224,357.911
2(p) Investments in oil, gas or mineral programs;	10,056,017.622	506,826.499	661,513.790	11,224,357.911
2(q) Investments in put options, call options or combinations thereof, and	10,016,378.319	546,465.802	661,513.790	11,224,357.911
2(r) Investments in warrants.	10,040,417.699	522,426.422	661,513.790	11,224,357.911

24

■	Baillie Gifford International Growth Fund

Proxy Voting Policies and Procedures (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2005, is available free of charge upon request by logging on to www.guardianinvestor.com or the Securities and Exchange Commission’s (SEC) website at www.sec.gov.

Form N-Q (Unaudited)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each year on the Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov, and can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

Code of Ethics (Unaudited)

The Fund has adopted a code of ethics for its Principal Executive Officer and Principal Financial Officers (the “Code”). The purpose of the Code is to promote, among other things: honest and ethical conduct, including the handling of conflicts of interest; full, fair, accurate, timely and understandable disclosure in reports and documents filed with the SEC; and compliance with applicable laws and regulations. A copy of the Code has been filed with the SEC on Form N-CSR and can be obtained on the SEC’s website at www.sec.gov.

Copies of all of the above can be obtained free of charge by calling 1-800-221-3253 or by writing to Guardian Investor Services LLC at 7 Hanover Square, New York, New York 10004.

25

■ Baillie Gifford Emerging Markets Fund	Annual Report To Contractowners

Edward H. Hocknell, Portfolio Manager

Objective:

Long-term capital appreciation

Portfolio:

At least 80% in a diversified portfolio of common stocks and convertible securities issued by companies in emerging markets

Inception Date:

October 17, 1994

Net Assets at December 31, 2005:

$123,477,965

An Update from Fund Management

The Fund returned 40.5% in 2005 and outperformed its benchmark, the MSCI EMF Index over the year ended December 31, 2005, which saw an increase of 34.5% in the Index. The absolute return in the emerging markets was strong as these countries profited from continued strong demand from China, the resulting surges in commodity prices and the oil bubble spreading out from the Middle East and Russia. The strongest sectors in the Index were the energy, utilities and consumer staples sectors, strongly attributable to South Africa and South America. Asian asset holdings performed well as these economies profited from the rapid emergence of China as a global economic stimulus. Central European countries like the Czech Republic also showed continued strength as they prepare to join the European Union.

The main strength in the Fund’s relative performance came from stock selection. This was particularly strong in South Korea with ownership of Samsung Heavy and Meritz Fire and Marine. In Taiwan, the Fund benefited from the performance of Hanwha Corporation, a large chemicals company. Furthermore, in Europe, the Fund benefited from owning Garanti Bank, which was a strong play on the development of the Eastern European financial sector. The greatest detractor from performance was the Fund having little or no holdings in Samsung Electronics and Kookmin Bank in Korea, which were both strong performers this year. Beyond these factors, the Fund was helped by the strength in industrials and energy sectors as China continued to stimulate demand in 2005.

Baillie Gifford is a growth manager with a bottom-up approach to stock picking. We look for companies with the ability to generate sustainable earnings growth. In determining the potential of a company, we pay particular attention to competitive advantage, management attitudes, financial strength and the industry background that a company operates in. We regularly meet the management of the companies within our investment universe and constantly revisit the investment case for the companies within the portfolio to ensure that our expectations are being met.

Note: The securities mentioned above are not representative of the entire portfolio, and are subject to change at any time. The securities’ representative percentage of total net assets as of 12/31/2005 is as follows: Samsung Heavy 2.6%; Meritz Fire and Marine 1.5%; Hanwha Corporation 2.9%; Turkey Garanti Bankasi A.S. 2.0%; Samsung Electronics 0.0% and Kookmin Bank 0.0%.

The views expressed above are those of the Fund’s portfolio manager(s) as of December 31, 2005 and are subject to change without notice. They do not necessarily represent the views of Guardian Baillie Gifford or Guardian Investor Services LLC. The views expressed herein are based on current market conditions and are not intended to predict or guarantee the future performance of any Fund, any individual security, any market or market segment. The composition of each Fund’s portfolio is subject to change. No recommendation is made with respect to any security discussed herein.

About information in this report:

•	It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested. International investing has special risks relating to changes in currency rates, foreign taxation, differences in auditing and other financial standards, political uncertainty and greater volatility. These risks are even greater when investing in emerging markets.

•	The Morgan Stanley Capital International (MSCI) Emerging Markets Free (EMF) Index is generally considered to be representative of the stock market activity of emerging markets. The MSCI EMF Index is a market capitalization weighted index composed of companies representative of the market structure of 22 emerging market countries of Europe, Latin America and the Pacific Basin. The MSCI EMF Index excludes closed markets and those shares in otherwise free markets that may not be purchased by foreigners. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.

BAILLIE GIFFORD EMERGING MARKETS FUND	1

■ Baillie Gifford Emerging Markets Fund	Annual Report To Contractowners

Top Ten Holdings  (As of 12/31/2005)

Company	Country	Percentage of Total Net Assets
Petroleo Brasileiro S.A. ADR	Brazil	3.58%
Samsung Corp.	South Korea	3.01%
Hon Hai Precision Inds. Co. Ltd.	Taiwan	2.95%
Hanwha Corp.	South Korea	2.92%
Sasol Ltd.	South Africa	2.77%
Itausa-Investimentos Itau S.A.	Brazil	2.60%
LUKOIL ADR	Russia	2.58%
Samsung Heavy Inds. Co. Ltd.	South Korea	2.57%
Comp. Vale Do Rio Doce	Brazil	2.29%
Samsung Fire & Marine Ins. Co. Ltd.	South Korea	2.25%

Geographical Location vs. Index  (As of 12/31/2005)

Average Annual Total Returns  (For periods ended 12/31/2005)

	1 Yr	5 Yrs	10 Yrs	Since Inception 10/17/94
Baillie Gifford Emerging Markets Fund	40.51%	21.62%	11.90%	9.25%
MSCI EMF Index	34.54%	19.44%	6.98%	4.33%

All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

2	BAILLIE GIFFORD EMERGING MARKETS FUND

■ Baillie Gifford Emerging Markets Fund	Annual Report To Contractowners

Growth of a Hypothetical $10,000 Investment

To give you a comparison, the chart below shows the performance of a hypothetical $10,000 investment made 10 years ago in the Fund and in the Morgan Stanley Capital International (MSCI) Emerging Markets Free (EMF) Index. Index returns do not include the fees and expenses of the Fund, but do include the reinvestment of dividends.

Fund Expenses

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other underlying funds.

The example is based on an investment of $1,000 invested on July 1, 2005 and held for six months ended December 31, 2005.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

BAILLIE GIFFORD EMERGING MARKETS FUND	3

■ Baillie Gifford Emerging Markets Fund	Annual Report To Contractowners

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2005	Ending Account Value December 31, 2005	Expenses Paid During Period*	Annualized Expense Ratio
Actual	$1,000.00	$1,296.10	$8.74	1.51%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.59	$7.68	1.51%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the Fund’s most recent fiscal half-year).

4	BAILLIE GIFFORD EMERGING MARKETS FUND

■	Baillie Gifford Emerging Markets Fund

Schedule of Investments

December 31, 2005

Shares		Value

Common Stocks — 93.4%
Argentina — 0.1%
Food and Staples Retailing — 0.1%
21,900	Imp. Y Exp. Patagonia	$126,642

Brazil — 5.9%
Diversified Telecommunication Services — 0.6%
42,700	Telecom. Norte Leste Participacoes ADR	765,184
Media — 1.0%
2,773,545	Net Servicos de Comunicacao S.A.*	1,270,689
Metals and Mining — 0.7%
20,000	Comp. Vale Do Rio Doce ADR	822,800
Oil, Gas and Consumable Fuels — 3.6%
62,031	Petroleo Brasileiro S.A. ADR	4,420,949

		7,279,622

Chile — 0.5%
Commercial Banks — 0.5%
14,600	Banco Santander Chile ADR	651,160

Egypt — 1.6%
Wireless Telecommunication Services — 1.6%
35,842	Orascom Telecom Hldg. SAE GDR	1,917,547

Hungary — 1.0%
Commercial Banks — 1.0%
39,000	OTP Bank Rt.	1,273,048

India — 4.8%
Chemicals — 1.5%
96,500	Reliance Inds. Ltd.	1,905,339
Diversified Financial Services — 1.1%
52,897	Housing Dev. Fin. Corp. Ltd.	1,419,991
Information Technology Services — 2.2%
40,000	Infosys Technologies Ltd.	2,662,222

		5,987,552

Indonesia — 3.0%
Commercial Banks — 1.0%
4,166,500	PT Bank Rakyat Indonesia	1,280,860
Diversified Telecommunication Services — 1.8%
3,595,000	PT Telekomunikasi Indonesia	2,155,539
Metals and Mining — 0.2%
3,175,500	PT Bumi Resources Tbk	245,262

		3,681,661

Israel — 4.6%
Chemicals — 0.9%
190,679	Makhteshim–Agan Inds. Ltd.	1,099,530
Commercial Banks — 1.2%
335,000	Bank Hapoalim Ltd.	1,554,993
Internet Software and Services — 1.2%
74,000	Check Point Software Technologies Ltd. ADR*	1,487,400
Pharmaceuticals — 1.3%
36,500	Teva Pharmaceutical Inds. Ltd. ADR	1,569,865

		5,711,788

Malaysia — 3.9%
Diversified Telecommunication Services — 0.9%
426,000	Telekom Malaysia Berhad	1,076,412
Electric Utilities — 0.4%
241,000	Malakoff Berhad	522,873
Food Products — 1.0%
367,000	IOI Corp. Berhad	1,204,075
Media — 0.7%
648,000	Astro All Asia Networks PLC	900,119

Shares		Value

Real Estate — 0.5%
1,020,000	Glomac Berhad	$267,178
380,000	SP Setia Berhad	327,769

		594,947
Transportation Infrastructure — 0.4%
625,000	PLUS Expressways Berhad	506,019

		4,804,445

Mexico — 6.5%
Commercial Banks — 1.4%
811,000	Grupo Fin. Banorte S.A. de C.V.	1,680,181
Construction and Engineering — 0.1%
55,633	Empresas ICA S.A. de C.V.*	135,566
Food and Staples Retailing — 1.1%
254,921	Wal-Mart de Mexico S.A. de C.V.	1,415,062
Household Durables — 0.5%
139,600	Consorcio Ara S.A. de C.V.	610,740
Transportation Infrastructure — 0.5%
18,798	Grupo Aeroportuario del Sureste S.A. de C.V. ADR	607,927
Wireless Telecommunication Services — 2.9%
78,600	America Movil S.A. de C.V. ADR	2,299,836
273,000	America Telecom S.A. de C.V.*	1,327,917

		3,627,753

		8,077,229

Mozambique — 0.4%
Metals and Mining — 0.4%
650,000	Kenmare Resources PLC*	435,678

People’s Republic of China — 3.0%
Diversified Telecommunication Services — 0.9%
2,970,000	China Telecom Corp. Ltd.	1,082,117
Oil, Gas and Consumable Fuels — 2.1%
1,835,000	CNOOC Ltd.	1,218,829
1,674,000	PetroChina Co. Ltd.	1,360,177

		2,579,006

		3,661,123

Poland — 0.5%
Media — 0.5%
27,000	Agora S.A.	572,984

Russia — 5.6%
Diversified Consumer Services — 1.0%
53,500	AFK Sistema GDR	1,257,250
Metals and Mining — 0.3%
25,000	Peter Hambro Mining PLC*	396,578
Oil, Gas and Consumable Fuels — 3.3%
54,000	LUKOIL ADR	3,186,000
12,000	OAO Gazprom ADR	860,400

		4,046,400
Wireless Telecommunication Services — 1.0%
27,800	VimpelCom ADR*	1,229,594

		6,929,822

South Africa — 10.8%
Commercial Banks — 1.4%
142,000	Standard Bank Group Ltd.	1,701,980
Diversified Telecommunication Services — 1.0%
61,000	Telkom Group Ltd.	1,299,565
Food and Staples Retailing — 0.4%
67,932	Massmart Hldgs. Ltd.	554,733
Industrial Conglomerates — 1.1%
59,462	Imperial Hldgs. Ltd.*	1,321,796

See notes to financial statements.

5

■	Baillie Gifford Emerging Markets Fund

Schedule of Investments (Continued)

December 31, 2005

Shares		Value

Media — 1.2%
82,000	Naspers Ltd.	$1,452,145
Metals and Mining — 2.4%
25,420	Anglo American Platinum Corp.	1,836,670
40,000	Lonmin PLC*	1,108,873

		2,945,543
Oil, Gas and Consumable Fuels — 2.8%
95,400	Sasol Ltd.	3,416,300
Specialty Retail — 0.5%
108,000	Edgars Consolidated Stores Ltd.	600,361

		13,292,423

South Korea — 23.3%
Commercial Services and Supplies — 1.0%
29,400	S1 Corp.*	1,273,080
Construction and Engineering — 0.8%
21,710	Hyundai Development Co.*	983,013
Household Durables — 1.5%
79,500	Woongjin Coway Co., Ltd.	1,882,378
Industrial Conglomerates — 5.0%
107,270	Hanwha Corp.*	3,605,714
83,000	LG Corp.*	2,592,981

		6,198,695
Insurance — 3.8%
35,000	Meritz Fire & Marine Ins. Co. Ltd.	1,826,990
22,000	Samsung Fire & Marine Ins. Co. Ltd.	2,783,984

		4,610,974
Marine — 3.9%
61,000	Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	1,661,443
181,000	Samsung Heavy Inds. Co. Ltd.*	3,176,224

		4,837,667
Media — 1.3%
4,700	Cheil Comms., Inc.*	1,024,567
7,500	Daekyo Co., Ltd.	584,281

		1,608,848
Oil, Gas and Consumable Fuels — 1.3%
68,800	GS Hldgs. Corp.*	1,601,819
Pharmaceuticals — 1.7%
11,569	Yuhan Corp.*	2,081,619
Trading Companies and Distributors — 3.0%
174,300	Samsung Corp.*	3,722,076

		28,800,169

Taiwan — 9.5%
Chemicals — 1.1%
1,180,000	Taiwan Fertilizer Co. Ltd.	1,375,061
Computers and Peripherals — 1.8%
116,000	High Tech Computer Corp.	2,176,944
Construction and Engineering — 0.1%
383,999	CTCI Corp.	160,857
Diversified Financial Services — 1.6%
1,217,249	Shin Kong Financial Hldg. Co. Ltd.	947,499
2,205,263	SinoPac Hldgs.	1,064,874

		2,012,373
Electronic Equipment and Instruments — 2.9%
663,608	Hon Hai Precision Inds. Co. Ltd.	3,639,088
Multiline Retail — 0.7%
1,365,000	Far Eastern Dept. Stores Ltd.	810,916
Semiconductors and Semiconductor Equipment — 1.3%
813,000	Taiwan Semiconductor Mfg.	1,548,029

		11,723,268

Shares		Value

Thailand — 4.6%
Commercial Banks — 1.2%
580,000	Bangkok Bank Public Co. Ltd.	$1,485,185
Diversified Financial Services — 0.6%
1,110,000	TISCO Finance Pub. Co. Ltd.	751,189
Oil, Gas and Consumable Fuels — 1.4%
147,000	PTT Exploration & Production Pub. Co. Ltd.	1,692,086
Wireless Telecommunication Services — 1.4%
666,000	Advanced Info Service Pub. Co. Ltd.	1,754,127

		5,682,587

Turkey — 3.8%
Commercial Banks — 2.5%
690,100	Turkiye Garanti Bankasi A.S.*	2,504,065
107,600	Turkiye Vakiflar Bankasi T.A.O.*	569,713

		3,073,778
Food and Staples Retailing — 0.6%
31,000	BIM Birlesik Magazalar A.S.*	769,032
Media — 0.7%
224,355	Dogan Yayin Hldgs. A.S.*	888,847

		4,731,657

	Total Common Stocks (Cost $74,543,464)	115,340,405

Preferred Stocks — 5.1%
Brazil — 5.1%
Commercial Banks — 2.6%
1,012,027	Itausa-Investimentos Itau S.A.	$3,206,594
Electric Utilities — 0.9%
48,700,000	AES Tiete S.A.	1,061,370
Metals and Mining — 1.6%
55,900	Comp. Vale Do Rio Doce	2,004,550

	Total Preferred Stocks (Cost $2,378,515)	6,272,514

Principal Amount		Value
Repurchase Agreement — 1.4%
$1,730,000	State Street Bank and Trust Co. repurchase agreement, dated 12/30/2005, maturity value of $1,730,394 at 2.05%, due 1/3/2006 (1) (Cost $1,730,000)	$1,730,000

Total Investments — 99.9% (Cost $78,651,979)		123,342,919
Cash, Receivables, and Other Assets Less Liabilities — 0.1%		135,046

Net Assets — 100%		$123,477,965

*	Non-income producing security.
(1)	The repurchase agreement is fully collateralized by $1,755,000 in U.S. Treasury Bond, 4.25%, due 8/15/2015, with a value of $1,766,864.

Glossary of Terms:

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt .

See notes to financial statements.

6

■	Baillie Gifford Emerging Markets Fund

Statement of Assets and Liabilities

December 31, 2005

ASSETS
Investments, at market (cost $78,651,979)	$123,342,919
Foreign currency (cost, $133,444)	136,129
Cash	180
Receivable for fund shares sold	356,199
Dividends receivable	198,281
Tax refund receivable	41,999
Interest receivable	197
Other assets	2,345

Total Assets	124,078,249

LIABILITIES
Accrued foreign capital gains tax	258,272
Payable for fund shares redeemed	250,403
Accrued expenses	91,596
Unrealized depreciation on forward foreign currency contracts	13

Total Liabilities	600,284

Net Assets	$123,477,965

COMPONENTS OF NET ASSETS
Capital stock, at par	$575,456
Additional paid-in capital	76,414,264
Distributions in excess of net investment income	(278,060)
Accumulated net realized gain on investments and foreign currency related transactions	2,331,214
Net unrealized appreciation of investments and translation of other assets and liabilities denominated in foreign currencies	44,435,091

Net Assets	$123,477,965

Shares Outstanding — $0.10 par value	5,754,557

Net Asset Value Per Share	$21.46

Statement of Operations

Year Ended

December 31, 2005

INVESTMENT INCOME
Dividends	$2,604,506
Interest	34,212
Less: Foreign tax withheld	(257,719)

Total Income	2,380,999

Expenses:
Investment advisory fees — Note B	920,065
Custodian fees	380,620
Printing expense	32,996
Audit fees	32,021
Directors’ fees — Note B	8,516
Other	11,116

Total Expenses	1,385,334

Net Investment Income	995,665

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES — NOTE C
Net realized gain on investments — Note A	8,094,087
Realized foreign capital gains tax	(12,725)
Net realized loss on foreign currency related transactions — Note A	(183,157)
Net change in unrealized appreciation of investments — Note C	24,722,720
Net change in accrued foreign capital gains tax	(189,817)
Net change in unrealized appreciation from translation of other assets and liabilities denominated in foreign currencies — Note A	(35)

Net Realized and Unrealized Gain on Investments and Foreign Currencies	32,431,073

NET INCREASE IN NET ASSETS FROM OPERATIONS	$33,426,738

See notes to financial statements.

7

■	Baillie Gifford Emerging Markets Fund

Statements of Changes in Net Assets

	Year Ended December 31,
	2005	2004
INCREASE/(DECREASE) IN NET ASSETS
From Operations:
Net investment income	$995,665	$464,845
Net realized gain on investments and foreign currency related transactions	7,898,205	6,523,434
Net change in unrealized appreciation of investments and foreign currency related transactions	24,532,868	6,226,186

Net Increase in Net Assets Resulting from Operations	33,426,738	13,214,465

Dividends and Distributions to Shareholders from:
Net investment income	(987,820)	(128,439)
Net realized gains on investments and foreign currency related transactions	(7,055,990)	(1,501,683)

Total Dividends and Distributions to Shareholders	(8,043,810)	(1,630,122)

From Capital Share Transactions:
Net increase in net assets from capital share transactions — Note E	24,014,386	7,244,100

Net Increase in Net Assets	49,397,314	18,828,443

NET ASSETS:
Beginning of year	74,080,651	55,252,208

End of year*	$123,477,965	$74,080,651

* Includes distribution in excess of net investment income:	$(278,060)	$(90,023)

See notes to financial statements.

8

■	Baillie Gifford Emerging Markets Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout the years indicated:

	Year Ended December 31,
	2005	2004	2003	2002	2001
Net asset value, beginning of year	$16.43	$13.60	$8.91	$9.57	$9.02

Income from investment operations:
Net investment income	0.19	0.11	0.10	0.05	0.07
Net realized and unrealized gain/(loss) on investments and translation of other assets and liabilities denominated in foreign currency	6.35	3.09	4.69	(0.66)	0.50

Net increase/(decrease) from investment operations	6.54	3.20	4.79	(0.61)	0.57

Dividends and distributions to shareholders from:
Net investment income	(0.18)	(0.03)	(0.10)	(0.05)	(0.02)
Net realized gain on investments and foreign currency related transactions	(1.33)	(0.34)	—	—	—

Total dividends and distributions	(1.51)	(0.37)	(0.10)	(0.05)	(0.02)

Net asset value, end of year	$21.46	$16.43	$13.60	$8.91	$9.57

Total return*	40.51%	23.56%	53.92%	(6.34)%	6.30%

Ratios/supplemental data:
Net assets, end of year (000’s omitted)	$123,478	$74,081	$55,252	$33,211	$56,513
Ratio of expenses to average net assets	1.51%	1.57%	1.82%	1.54%	1.48%
Ratio of net investment income to average net assets	1.08%	0.76%	0.99%	0.42%	0.84%
Portfolio turnover rate	41%	75%	71%	101%	103%

*	Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC’s variable contracts.
Inclusion of such charges would reduce the total returns for all periods shown.

See notes to financial statements.

9

■	Baillie Gifford Emerging Markets Fund

Notes to Financial Statements

December 31, 2005

Note A.	Organization and Accounting Policies

Baillie Gifford Emerging Markets Fund (the Fund or BGEMF) is a series of GIAC Funds, Inc. (the Company). The Company is incorporated in the state of Maryland and is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (1940 Act). The financial statements for the other remaining series of the Company are presented in separate reports.

Shares of BGEMF are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (GIAC). GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, gains (losses) and expenses during the reporting period. Actual results could differ from those estimates.

Significant accounting policies of the Fund are as follows:

Investments

Securities listed on domestic or foreign securities exchanges are valued at the last sale price on such exchanges, or if no sale occurred, at the mean of the closing bid and asked prices. Securities that are traded on the NASDAQ National Securities Market are valued at the NASDAQ Official Closing Price.

Other securities, including securities for which market quotations are not readily available (such as restricted securities, illiquid securities and foreign securities subject to a “significant event”) are valued at fair value as determined in good faith by or under the direction of the Company’s Board of Directors. A “significant event” is an event that will affect the value of a portfolio security that occurs after the close of trading in the security’s primary trading market or exchange but before the Fund’s NAV is calculated.

Investing outside of the U.S. may involve certain considerations and risks not typically associated with domestic investments, including the possibility of political and economic unrest and different levels of governmental supervision and regulation of foreign securities markets.

Futures contracts are valued at the settlement prices established by the boards of trade or exchanges on which they are traded.

Repurchase agreements are carried at cost which approximates market value (see Note D).

Investment transactions are recorded on the date of purchase or sale. Security gains or losses are determined on an identified cost basis. Interest income, including amortization/accretion of premium/discount, is accrued daily. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

The books and records of BGEMF are maintained in U.S. dollars as follows:

(1)  The foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into U.S. dollars at the current rate of exchange.

(2)  Security purchases and sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting gains and losses are included in the Statement of Operations as follows:

Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Realized foreign exchange gains and losses, which result from changes in foreign exchange rates between the date on which BGEMF earns dividends and interest or pays foreign withholding taxes or other expenses and the date on which U.S. dollar equivalent amounts are actually received or paid, are included in net realized gains or losses on foreign currency related transactions. Realized foreign exchange gains and losses which result from changes in foreign exchange rates between the trade and settlement dates on security and currency transactions are also included in net realized gains and losses on foreign currency related transactions. Net currency gains and losses from valuing other assets and liabilities denominated in foreign currency at the period end exchange rate are reflected in net change in unrealized appreciation or depreciation from translation of other assets and liabilities denominated in foreign currencies.

Forward Foreign Currency Contracts

BGEMF may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of its investments that are denominated in a particular currency. A forward foreign currency contract

10

■	Baillie Gifford Emerging Markets Fund

Notes to Financial Statements (Continued)

December 31, 2005

is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward exchange rate. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Fluctuations in the value of forward foreign currency contracts are recorded for book purposes as unrealized gains or losses from translation of other assets and liabilities denominated in foreign currencies by BGEMF. When forward contracts are closed, BGEMF will record realized gains or losses equal to the difference between the values of such forward contracts at the time each was opened and the values at the time each was closed. Such amounts are recorded in net realized gains or losses on foreign currency related transactions. BGEMF will not enter into a forward foreign currency contract if such contract would obligate it to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency.

Futures Contracts

BGEMF may enter into financial futures contracts for the delayed delivery of securities, currency or contracts based on financial indices at a fixed price on a future date. In entering into such contracts, BGEMF is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by BGEMF each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as variation margins by BGEMF. The daily changes in the variation margin are recognized as unrealized gains or losses by BGEMF. BGEMF’s investments in financial futures contracts are designed to hedge against anticipated future changes in interest or exchange rates or securities prices. In addition, BGEMF may enter into financial futures contracts for non-hedging purposes. Should interest or exchange rates, securities prices or prices of futures contracts move unexpectedly, BGEMF may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

Dividend Distributions

Dividends from net investment income are declared and paid semi-annually for BGEMF. Net realized short-term and long-term capital gains for BGEMF will be distributed at least annually. All such dividends and distributions are credited in the form of additional shares of BGEMF at the net asset value on the ex-dividend date.

All dividends and distributions are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on GAAP may cause temporary overdistributions of net realized gains and net investment income on a GAAP basis.

The tax character of dividends and distributions paid to shareholders during the years ended December 31, 2005 and 2004 were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2005	$1,578,517	$6,465,293	$8,043,810
2004	128,439	1,501,683	1,630,122

As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Long-Term Capital Gain	Unrealized Appreciation
$662,048	$2,208,626	$43,617,571

Taxes

BGEMF has qualified and intends to remain qualified to be taxed as a “regulated investment company” under the provisions of the U.S. Internal Revenue Code (Code), and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest, dividends and capital gains in BGEMF have been provided for in accordance with the applicable country’s tax rules and rates.

Reclassification of Capital Accounts

The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gains, and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications would have no effect on net assets, results of operations, or net asset value per share of the Fund.

During the year ended December 31, 2005, the Fund reclassified amounts to paid-in capital from distributions in

11

excess of net investment income and accumulated net realized gain on investments and foreign currency related transactions. Increases/(decreases) to the various capital accounts were as follows:

Paid-in Capital	Distributions in Excess of Net Investment Income	Accumulated Net Realized Gain on Investments and Foreign Currency Related Transactions
$—	$(195,882)	$195,882

Note B.	Investment Management Agreements and Payments to or from Related Parties

BGEMF has an investment management agreement with Guardian Baillie Gifford Limited (GBG), a Scottish corporation owned by GIAC and Baillie Gifford Overseas Limited (BG Overseas). GBG is responsible for the overall investment management of BGEMF’s portfolio subject to the supervision of the Company’s Board of Directors. GBG has entered into a sub-investment management agreement with BG Overseas pursuant to which BG Overseas is responsible for the day-to-day management of BGEMF. GBG continually monitors and evaluates the performance of BG Overseas. As compensation for its services, GBG receives a management fee computed at the annual rate 1.00% of BGEMF’s average daily net assets. One half of this fee (0.50%) is payable by GBG to BG Overseas for its services. Payment of the sub-investment management fee does not represent a separate or additional expense to BGEMF.

The Guardian Fund Complex pays directors who are not “interested persons” (as defined in the 1940 Act) fees consisting of a $5,000 per meeting fee and an annual retainer of $30,500, allocated among all funds in the Guardian Fund Complex based on their relative average daily net assets. Board committee members also receive a fee of $2,000 per committee meeting, which also is allocated among all funds in the Guardian Fund Complex based on their relative average daily net assets. Additional compensation is paid to the Chairmen of the Nominating and Governance Committee and the Audit Committee, respectively. Guardian Investor Services LLC (GIS), a wholly-owned subsidiary of GIAC, pays compensation to certain directors who are interested persons. Certain officers and directors of the Fund are affiliated with GIS.

Note C.	Investment Transactions

Purchases and proceeds from sales of securities (excluding short-term securities) amounted to $54,093,001 and $36,722,637, respectively, during the year ended December 31, 2005.

The gross unrealized appreciation and depreciation of investments, on a tax basis, excluding foreign currency, forward contracts and futures at December 31, 2005 aggregated $45,689,680 and $1,816,260, respectively, resulting in net unrealized appreciation of $43,873,420. The cost of investments owned at December 31, 2005 for federal income tax purposes was $79,469,499.

Note D.	Repurchase Agreements

The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the value of the repurchase price plus accrued interest, BGEMF will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, BGEMF maintains the right to sell the collateral and may claim any resulting loss against the seller.

Note E.	Transactions in Capital Stock

There are 1,000,000,000 shares of $0.10 par value capital stock authorized for BGEMF. Transactions in capital stock were as follows:

	Year Ended December 31,		Year Ended December 31,
	2005	2004	2005	2004
	Shares		Amount
Shares sold	2,202,867	1,550,686	$40,867,945	$22,560,819
Shares issued in reinvestment of dividends and distributions	396,568	100,130	8,043,810	1,630,122
Shares repurchased	(1,353,953)	(1,205,763)	(24,897,369)	(16,946,841)

Net increase	1,245,482	445,053	$24,014,386	$7,244,100

Note F.	Line of Credit

A $100,000,000 line of credit available to BGEMF and other related Guardian Funds has been established with State Street Bank and Trust Company and Bank of Montreal. The rate of interest charged on any borrowing is

■	Baillie Gifford Emerging Markets Fund

Notes to Financial Statements (Continued)

December 31, 2005

12

■	Baillie Gifford Emerging Markets Fund

Notes to Financial Statements (Continued)

December 31, 2005

based upon the prevailing Federal Funds rate at the time of the loan plus 0.50% calculated on a 360 day basis per annum. For the year ended December 31, 2005, none of the funds borrowed against this line of credit.

The funds are obligated to pay State Street Bank and Trust Company and Bank of Montreal a commitment fee computed at a rate of 0.08% per annum on the average daily unused portion of the revolving credit.

Note G.	Management Information (Unaudited)

The directors and officers of BGEMF are named below. Information about their principal occupations during the past five years and certain other affiliations is also provided. The business address of each director and officer is 7 Hanover Square, New York, New York 10004, unless otherwise noted. The “Guardian Fund Complex” referred to in this biographical information is composed of (1) the Company, (2) The Guardian Variable Contract Funds, Inc. (a series fund that issues its shares in seven series), (3) The Guardian Bond Fund, Inc., (4) The Guardian Cash Fund, Inc. and (5) The Park Avenue Portfolio (a series fund that issues its shares in thirteen series).

Name, Address and Year of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex Overseen by Director	Other Directorships

Interested Directors*

Arthur V. Ferrara (1930)	Director	Since 1994	Retired. Director and former Chairman of the Board and Chief Executive Officer, The Guardian Life Insurance Company of America. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director of various mutual funds sponsored by Gabelli Asset Management.

Leo R. Futia (1919)	Director	Since 1994	Retired. Director and former Chairman of the Board and Chief Executive Officer, The Guardian Life Insurance Company of America. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	None.

Dennis J. Manning 81 Graenest Ridge Road Wilton, Connecticut 06897 (1947)	Director	Since 2003	President and Chief Executive Officer, The Guardian Life Insurance Company of America since 1/03; President and Chief Operating Officer, 1/02 to 12/02; Executive Vice President and Chief Operating Officer, 1/01 to 12/01; Executive Vice President, Individual Markets and Group Pensions, 1/99 to 12/00. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director of The Guardian Life Insurance Company of America and The Guardian Insurance & Annuity Company, Inc. Manager, Guardian Investor Services LLC and Park Avenue Securities LLC. Director of various Guardian Life subsidiaries.

*	”Interested” Director means one who is an “interested person” under the Investment Company Act of 1940 by virtue of a current or past position with Guardian Life, the indirect parent company of GIS, the investment adviser of certain Funds in the Guardian Fund Complex.
†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

13

■	Baillie Gifford Emerging Markets Fund

Notes to Financial Statements (Continued)

December 31, 2005

Name, Address and Year of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex Overseen by Director	Other Directorships

Disinterested Directors

Kathleen C. Cuocolo (1952)	Director	Since 11/16/05	Principal, Cuocolo Associates (corporate governance and operations consulting firm), 2003 to present; Executive Vice President, State Street Corporation, prior thereto. Employed by State Street Corporation in various capacities since 1982. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Chairman, Board of Directors, Select Sector S&P Depository Receipts Series Trust (9 exchange traded funds), 1999 to present; Director, World Markets PLC (global performance and analytics company), 2002 to present; Director, The China Fund, Inc., 2001 to 2003; Board of Advisors, Venturi Aeration, Inc. (water remediation services), 2001 to present; Board of Advisors, Inter- Unity Group (systems optimization consulting firm), 2003 to present.

Frank J. Fabozzi, Ph.D. (1948)	Director	Since 1994	Adjunct Professor of Finance, School of Management — Yale University, 2/94 to present; Editor, Journal of Portfolio Management. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director (Trustee) of various closed-end investment companies sponsored by BlackRock Financial Management. Director of BlackRock Funds (47 funds).

William N. Goetzmann, Ph.D. (1956)	Director	Since 11/16/05	Edwin J. Beinecke Professor of Finance and Management Studies, Yale School of Management, 7/94 to present; Director, International Center for Finance, Yale School of Management, 7/99 to present; Visiting professor, Harvard Business School, 7/05 to present. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Member of the Board of Directors of the Commonfund. .

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

14

■	Baillie Gifford Emerging Markets Fund

Notes to Financial Statements (Continued)

December 31, 2005

Name, Address and Year of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex Overseen by Director	Other Directorships

Anne M. Goggin, Esq. (1948)	Director	Since 2004	Attorney at law in private practice since 8/04; Partner, Edwards and Angell, LLP, 4/04 to 8/04; Chief Counsel, Metropolitan Life Insurance Company, 6/00 to 12/03; Senior Vice President and General Counsel, New England Life Insurance Company, 6/00 to 12/03; Chairman, President and Chief Executive Officer, MetLife Advisors LLC, 6/99 to 12/03; Chairman of the Board, Metropolitan Series Fund, 1/02 to 12/03; Chairman of the Board, New England Zenith Fund, 6/99 to 12/03. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	None.

William W. Hewitt, Jr. (1928)	Director	Since 1991	Retired. Former Executive Vice President, Shearson Lehman Brothers, Inc. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	None.

Sidney I. Lirtzman, Ph.D. 200 East 57th Street #10H New York, New York 10022 (1930)	Director	Since 1991	Emanuel Saxe Emeritus Professor of Management, Zicklin School of Business, Baruch College, City University of New York since 11/04; Emanuel Saxe Professor of Management 9/96 to 10/04; Dean from 10/95 to 9/02; Interim President 9/99 to 9/00. President, Fairfield Consulting Associates, Inc. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director, since 6/01 Youthstream, Inc. Member, Advisory Board of Directors, New York City Independent Budget Office 5/98 to 5/01.

Steven J. Paggioli (1950)	Director	Since 11/16/05	Independent consultant on investment company matters since 7/01; Executive Vice President, Director and Principal of The Wadsworth Group (administration, consulting and executive search firm) prior thereto. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Trustee and Audit Committee Member, Managers Funds and Managers AMG Funds (36 portfolios), 6/90 to present; Trustee, Professionally Managed Portfolios (20 portfolios), 5/91 to present; Advisory Board Member, Sustainable Growth Advisers, L.P., 10/02 to present.

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

15

■	Baillie Gifford Emerging Markets Fund

Notes to Financial Statements (Continued)

December 31, 2005

Name, Address and Year of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex Overseen by Director	Other Directorships

Robert G. Smith, Ph.D. 132 East 72nd Street, Apt. #1 New York, New York 10021 (1932)	Director	Since 1991	Chairman and Chief Executive Officer, Smith Affiliated Capital Corp. since 4/82. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Governor appointments as Director of New York Health Care Reform Act Charitable Organization and Nassau County Interim Finance Authority. Senior private member of the New York State Financial Control Board for New York City. Senior Director for the New York State Comptroller’s Investment Advisory Committee for State Pension Funds (Commonfund).

Name, Address and Year of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex for which Officer Serves

Officers

Joseph A. Caruso (1952)	Senior Vice President and Secretary	Since 1992	Director, The Guardian Life Insurance Company of America since 1/05; Senior Vice President and Corporate Secretary, The Guardian Life Insurance Company of America since 1/01; Vice President and Corporate Secretary prior thereto. Director, Senior Vice President and Secretary, The Guardian Insurance & Annuity Company, Inc. Manager, Senior Vice President and Corporate Secretary, Guardian Investor Services LLC. Director, Senior Vice President and Secretary, Park Avenue Life Insurance Company; Manager, Park Avenue Securities LLC; Senior Vice President and Secretary of Guardian Baillie Gifford Limited, and all of the mutual funds within the Guardian Fund Complex. Director and Officer of various Guardian Life subsidiaries.	25

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

16

■	Baillie Gifford Emerging Markets Fund

Notes to Financial Statements (Continued)

December 31, 2005

Name, Address and Year of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex for which Officer Serves

Richard A. Cumiskey (1960)	Chief Compliance Officer	Since 2002	Second Vice President, Equity Administration and Oversight, The Guardian Life Insurance Company of America since 1/01; Assistant Vice President, Equity Administration and Oversight prior thereto. Senior Vice President and Chief Compliance Officer of The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services LLC since 4/04; Second Vice President and Compliance Officer prior thereto. Chief Compliance Officer of all of the mutual funds within the Guardian Fund Complex.	25

Manind V. Govil (1969)	Managing Director	Since 2005	Managing Director and Head of Equity Investments at The Guardian Life Insurance Company of America since 8/05; Lead Portfolio Manager - Large Cap Blend/Core Equity, Co-Head of Equities and Head of Equity Research at Mercantile Capital Advisers since 2001; Lead Portfolio Manager - Core Equity at Mercantile Capital Advisers prior thereto. Officer of various mutual funds within the Guardian Fund Complex.	23

Edward H. Hocknell c/o Baillie Gifford Overseas, Limited 1 Greenside Row Edinburgh, EH1 3AN, Scotland (1960)	Vice President	Since 1997	Partner, Baillie Gifford & Company. Director, Baillie Gifford Overseas Limited. Officer of various mutual funds within the Guardian Fund Complex.	16

R. Robin Menzies c/o Baillie Gifford Overseas, Limited 1 Greenside Row Edinburgh, EH1 3AN, Scotland (1952)	Vice President	Since 1991	Partner, Baillie Gifford & Company. Director, Baillie Gifford Overseas Limited. Director, Guardian Baillie Gifford Limited. Trustee, Baillie Gifford Funds, Inc. (2 funds). Officer of various mutual funds within the Guardian Fund Complex.	16

Nydia Morrison (1958)	Controller	Since 2003	Director, Mutual Fund Reporting, The Guardian Life Insurance Company of America since 5/04; Manager prior thereto. Officer of all of the mutual funds within the Guardian Fund Complex.	25

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

17

■	Baillie Gifford Emerging Markets Fund

Notes to Financial Statements (Continued)

December 31, 2005

Name, Address and Year of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex for which Officer Serves

Frank L. Pepe (1942)	Vice President and Treasurer	Since 1995	Vice President and Equity Controller, The Guardian Life Insurance Company of America. Senior Vice President and Controller, The Guardian Insurance & Annuity Company, Inc. since 4/04; Vice President and Controller prior thereto. Senior Vice President and Controller, Guardian Investor Services LLC. Vice President and Treasurer of all of the mutual funds within the Guardian Fund Complex.	25

Richard T. Potter, Jr. (1954)	Vice President and Counsel	Since 1992	Vice President and Equity Counsel, The Guardian Life Insurance Company of America. Senior Vice President and Counsel, The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services LLC since 4/04; Vice President and Counsel prior thereto. Vice President and Counsel of Park Avenue Securities LLC and all of the mutual funds within the Guardian Fund Complex.	25

Robert A. Reale (1960)	Managing Director	Since 2001	Managing Director, The Guardian Life Insurance Company of America, The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services LLC since 3/01; Second Vice President 10/99 to 2/01. Assistant Vice President, Metropolitan Life prior thereto. Officer of all of the mutual funds within the Guardian Fund Complex.	25

Thomas G. Sorell (1955)	President	Since 2003	Executive Vice President and Chief Investment Officer, The Guardian Life Insurance Company of America since 1/03; Senior Managing Director, Fixed Income Securities since 3/00; Vice President, Fixed Income Securities prior thereto. Managing Director, Investments: Park Avenue Life Insurance Company. President of all of the mutual funds within the Guardian Fund Complex.	25

Donald P. Sullivan, Jr. (1954)	Vice President	Since 1995	Vice President, Equity Administration, The Guardian Life Insurance Company of America. Vice President, The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services LLC. Officer of all of the mutual funds within the Guardian Fund Complex.	25

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

18

■	Baillie Gifford Emerging Markets Fund

Notes to Financial Statements (Continued)

December 31, 2005

Name, Address and Year of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex for which Officer Serves

Matthew P. Ziehl (1967)	Managing Director	Since 2002	Managing Director, The Guardian Life Insurance Company of America since 1/02; prior thereto, Team Leader, Salomon Brothers Asset Management, Inc. from 1/01 to 12/01; Co-Portfolio Manager, prior thereto. Officer of various mutual funds within the Guardian Fund Complex.	16

The Statement of Additional Information includes additional information about fund directors and is available upon request, without charge, by calling 1-800-221-3253 or by writing to Guardian Investor Services LLC at 7 Hanover Square, New York, New York 10004.

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

19

■	Baillie Gifford Emerging Markets Fund

Report of Ernst & Young LLP,

Independent Registered Public Accounting Firm

Board of Directors of GIAC Funds, Inc. and

Shareholders of Baillie Gifford Emerging Markets Fund (the Fund)

We have audited the accompanying statement of assets and liabilities of Baillie Gifford Emerging Markets Fund (one of the series constituting GIAC Funds, Inc.), including the schedule of investments, as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Baillie Gifford Emerging Markets Fund, a series of GIAC Funds, Inc., at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 8, 2006

20

■	Baillie Gifford Emerging Markets Fund

Board Approval of Investment Management Agreements (Unaudited)

The Boards of Directors of The Guardian Variable Contract Funds, Inc. (“GVCF”), GIAC Funds, Inc. (“GIAC”), The Guardian Bond Fund, Inc. (“GBF” and a “Fund”) and The Guardian Cash Fund, Inc. (“GCF” and a “Fund”) (together, the series of GVCF and GIAC, and GBF and GCF are referred to as the “Funds,”) approved the renewal of the management agreement for each Fund and, as applicable, the subadvisory agreement for each Fund on November 17, 2005. As a part of the renewal process, the Boards of Directors of GVCF, GIAC, GBF and GCF met independently of Fund management and of the interested Board Members to consider the renewal of: (1) the management agreement (“Management Agreement”) between each of the Funds and Guardian Investor Services LLC (“GIS”) or as applicable, Guardian Baillie Gifford Limited (“GBG” and together with GIS, each referred to as a “Manager”); (2) as applicable, the subadvisory agreements (each a “Subadvisory Agreement”) between GBG and Baillie Gifford Overseas Limited (“BGO”) and the subadvisory agreements between GIS and UBS Global Asset Management (Americas) Inc. (“UBS” and together with BGO, each referred to as a “Subadvisor”). (The Management Agreements and the Subadvisory Agreements are together referred to as the “Advisory Agreements.”) As part of the review process, the Independent Directors were represented by independent legal counsel. The Independent Directors reviewed comprehensive materials received from the Managers, Subadvisors and independent counsel in connection with contract review. The Independent Directors noted that each Board also received regular information throughout the year regarding performance and operating results of each Fund and that in evaluating the Advisory Agreements, they were taking into account their accumulated experience as Board members in working with the Managers on matters relating to the Funds.

In preparation for the review process, the Independent Directors met with independent legal counsel and discussed the type and nature of information to be provided and sent a formal request for information to Fund management. The Managers and Subadvisors provided extensive information to all Board members in response to the request. Among other information, the Independent Directors reviewed materials to assess the services provided by each Manager and Subadvisor, and, as applicable, information comparing the performance, advisory fees and expense ratios of each Fund to other mutual funds, information about the profitability from the Advisory Agreements to the Managers and to the Subadvisors, information about economies of scale and information about the other benefits to the Managers and Subadvisors and their affiliates resulting from their relationship with the Funds (“fall-out benefits”). The Independent Directors reviewed comparative performance and management fee and expense ratios of peer groups of funds selected by Morningstar, Inc. (“Morningstar”). The Independent Directors also received a memorandum from independent legal counsel advising them of their duties and responsibilities in connection with the review of the Advisory Agreements. In preparation for the November 17th meeting, the Independent Directors met on November 3, 2005, to review and discuss with independent legal counsel the information provided by Morningstar.

Based upon their review, the Independent Directors concluded that it was in the best interest of each Fund to renew each relevant Advisory Agreement and, accordingly, recommended to the full Board of each Fund the renewal of each applicable Advisory Agreement. In reaching this conclusion for each Fund, the Independent Directors did not identify any single factor or group of factors as all important or controlling and considered all factors together.

Management Agreements

Nature, Quality and Extent of Services. In reviewing the nature, quality and extent of services provided by the Managers, the Independent Directors considered the services provided by each Manager under the Management Agreements, including administrative services. The Independent Directors considered the experience and skills of senior management responsible for fund operations, the experience and skills of the personnel performing the functions under each Management Agreement and the resources made available to such personnel, the ability of the Managers to attract and retain high-quality personnel, and the organizational depth of the Managers. The Independent Directors concluded that appropriate resources were provided under each Management Agreement. The Independent Directors also considered the delegation of day-to-day portfolio management responsibility to UBS with respect to the Guardian UBS VC Large Cap Value Fund and the Guardian UBS VC Small Cap Value Fund and to BGO with respect to the Baillie Gifford International Growth Fund and the Baillie Gifford Emerging Markets Fund and the Managers’ ability to supervise the activities of the Subadvisors. The Independent Directors concluded each Manager’s supervisory program was satisfactory. The Independent Directors also considered the compliance program established by the Managers and the level of compliance attained by the Managers. Further, the Independent Directors considered that each Manager has had a long-term relationship with the Funds and has demonstrated its past and future commitment to support the Funds. The Independent Directors concluded that a long-term relationship with a capable, conscientious adviser was in the best interest of each Fund. Based upon all relevant factors, the Independent Directors concluded that the nature, quality and extent of the services provided by the Managers to each applicable Fund were satisfactory.

21

■	Baillie Gifford Emerging Markets Fund

Board Approval of Investment Management Agreements (Unaudited) (Continued)

Investment Performance. The Independent Directors reviewed each Fund’s investment performance over short-term (one-year) and longer-term (three year, five year and ten year) periods, as applicable, and compared those returns to various agreed-upon performance measures, including market indices and peer groups. The Independent Directors received comparative performance information prepared by Morningstar. The Independent Directors also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Independent Directors concluded that investment performance met acceptable levels of investment performance. For Funds that experienced underperformance, the Independent Directors reviewed the reasons for the underperformance and the remedial measures taken by the Manager to improve performance. The Independent Directors concluded that the Managers have in place an effective process to monitor performance and that reasonable steps had been implemented to address circumstances of underperformance where appropriate. Therefore, the Independent Directors concluded that it was in the best interests of the Funds to renew the Management Agreements and to continue to closely monitor performance with a particular emphasis on those Funds experiencing underperformance.

Fees and Expenses. The Independent Directors considered each Fund’s management fees and net expense ratios. The Independent Directors received information, based on data supplied by Morningstar, comparing each Fund’s management fee rates and total net expense ratio to advisory fees and total net expense ratios of the mutual funds in its peer group (as selected by Morningstar). The Independent Directors also received and considered information on fee waivers and/or reimbursements for each Fund compared to those of its peer group. The Independent Directors noted that a number of the Funds have received fee waivers for many years and that such fee waivers remained current through the time of the review process.

The Independent Directors also compared each Fund’s management fee rates to fees charged by the Manager for comparable mutual funds. For each Fund, the Independent Directors reviewed the fees charged by other advisors for mutual funds in the Fund’s peer group. GIS provided information on the advisory fees it charges its two institutional accounts and noted the information was not comparable with the Funds because the investment objectives and management style of the institutional accounts were very different than those of the Funds. GBG has no clients other than the Funds.

On the basis of all information provided, the Independent Directors concluded that the management fee schedules for each Fund were reasonable and appropriate in light of the nature, quality and extent of services provided by the Manager.

Profitability. The Independent Directors reviewed detailed information regarding revenues received by each Manager under each Management Agreement, including identification of the estimated direct and indirect costs of the Managers of providing those services to each Fund that are covered under the Management Agreements. The Independent Directors also received information regarding the enterprise-wide profitability of the Managers with respect to all fund services in totality.

For all Funds, based upon the profitability percentage provided, the Independent Directors concluded that the profitability to the applicable Manager from the management of each Fund was not unreasonable.

Economies of Scale. The Independent Directors considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale through breakpoints in fees or otherwise. The Independent Directors noted that the Guardian UBS VC Small Cap Value Fund and the Guardian Cash Fund had management fee schedules that each contained one breakpoint. The Independent Directors also considered whether the effective management fee rate for each Fund under the Management Agreement is reasonable in relation to the asset size of such Fund. The Independent Directors noted GIS’s representation that it did not anticipate that the Funds would experience any significant economies in the near future, given their asset size. The Independent Directors concluded that, in light of the Funds’ current asset levels, the fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale.

Other Benefits to Manager. The Independent Directors also considered the character and amount of other incidental benefits received by the Managers and their affiliates as a result of their relationship with the Funds. The Independent Directors noted the Managers’ representation that each has the ability to obtain proprietary research as a result of the Funds’ brokerage business that may be used for the benefit of the Funds and other clients of the Managers. The Independent Directors concluded that management fees for each Fund were reasonable in light of these fall-out benefits.

Subadvisory Agreements

Nature, Quality and Extent of Services. The Independent Directors considered the nature, extent and quality of services provided under each Subadvisory Agreement. The Independent Directors considered the reputation, qualifications and background of the Subadvisors, the experience and skills of investment personnel responsible for the day-to-day management of each Fund,

22

■	Baillie Gifford Emerging Markets Fund

Board Approval of Investment Management Agreements (Unaudited) (Continued)

and the resources made available to such personnel. The Independent Directors also considered the Subadvisors’ compliance with investment policies and general legal compliance. The Independent Directors concluded that each Subadvisor was providing satisfactory services and recommended that the Subadvisory Agreement for each applicable Fund be continued.

Investment Performance. The Independent Directors reviewed each Fund’s investment performance over short-term (one-year) and, where applicable, longer-term periods, and compared those returns to various agreed-upon performance measures, including market indices and peer groups. Based upon all relevant factors, the Independent Directors concluded that the investment performance of each subadvised Fund either met acceptable levels of investment performance or, in situations where there was underperformance, the underperformance was not over a long enough period of time to provide a meaningful measure of performance. Therefore, the Independent Directors concluded, based upon each Fund’s particular circumstances, that it was in the best interests of each Fund to renew the Subadvisory Agreements and to continue to closely monitor performance with a particular emphasis on those Funds experiencing underperformance.

Fees and Expenses. The Independent Directors considered each Fund’s subadvisory fees and how they related to the overall management fee structure of each Fund. The Independent Directors evaluated the competitiveness of the subadvisory fees based upon data supplied by Fund management, which showed each Subadvisor’s standard fee schedule for similarly managed institutional accounts. Based on the information provided by Fund management, the Independent Directors noted that the Subadvisors charged comparable or lower fees for the Funds than their standard fee schedules. The Independent Directors also considered that the Managers compensate the Subadvisors from their own management fees.

Based upon all of the above, the Independent Directors determined that the subadvisory fees for each Fund were reasonable.

Profitability. The Independent Directors received general information with respect to each Subadvisor’s profitability. The Independent Directors noted that the Managers compensate the Subadvisors from their own management fees and that the fees were competitive based on the information provided by the Subadvisors and the Managers. In addition, the Independent Directors noted that the Subadvisory Agreements with UBS were negotiated at arm’s length between GIS and UBS. The Independent Directors also noted the amount of revenue generated by each Subadvisor from its subadvisory fees. The Independent Directors reviewed data on the estimated range of profitability to UBS for the Funds it subadvised and concluded that its profitability was not unreasonable. The Independent Directors took into account the level of revenues and the profitability to the parent entity of BGO as a result of BGO’s subadvisory relationship with the Funds it subadvised and concluded that profitability was not unreasonable.

Economies of Scale. The Independent Directors considered whether there are economies of scale with respect to the subadvisory services provided to each applicable Fund and whether the subadvisory fees reflect such economies of scale through breakpoints in fees or otherwise. The Independent Directors noted that the Guardian UBS VC Small Cap Value Fund contained one breakpoint in its subadvisory fee schedule. The Independent Directors also considered whether the effective subadvisory fee rate for each Fund under the Subadvisory Agreement is reasonable in relation to the asset size of the Fund. The Independent Directors concluded that the fee schedule for each Fund reflects an appropriate recognition of any economies of scale.

Other Benefits to Subadvisors. The Independent Directors also considered the character and amount of other incidental benefits received by each Subadvisor, including any benefit derived from their affiliation with the Funds. The Independent Directors considered that UBS may use an affiliate to execute portfolio transactions for the Funds it subadvises, subject to Rule 17e-1 procedures that have been approved by the Board. The Independent Directors also considered each Subadvisor’s soft dollar practices. The Independent Directors concluded that the fees charged under each Subadvisory Agreement were reasonable in light of these fall-out benefits.

Specific Fund Findings

Baillie Gifford Emerging Markets Fund

In determining to recommend renewal of the Fund’s Advisory Agreements, the Independent Directors noted the favorable relative investment performance of the Fund, with performance above the median of its peer group in all but one of the periods reviewed, as well as the reasonableness of its management fee rate.

23

■	Baillie Gifford Emerging Markets Fund

Board Approval of Investment Management Agreements (Unaudited) (Continued)

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Independent Directors determined that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement is in the best interests of each Fund.

24

■	Baillie Gifford Emerging Markets Fund

Shareholder Voting Summary (Unaudited)

November 15, 2005

On November 15, 2005, a Special Shareholder Meeting of the Fund was held at which the eleven Directors, identified below, were elected (Proposal No. 1) and the sub-proposals in Proposal No. 2, as described in the Proxy Statement, were approved. The following is a report of the votes cast:

Proposal No. 1

Election of the Eleven Nominees for Director:

NOMINEE	FOR	WITHHELD	TOTAL
DIRECTORS
Kathleen C. Cuocolo	30,847,516.220	773,746.264	31,621,262.484
Frank J. Fabozzi	30,851,553.786	769,708.698	31,621,262.484
Arthur V. Ferrara	30,732,392.046	888,870.438	31,621,262.484
Leo R. Futia	30,678,246.710	943,015.774	31,621,262.484
William N. Goetzmann	30,874,898.705	746,363.779	31,621,262.484
Anne M. Goggin	30,864,750.610	756,511.874	31,621,262.484
William W. Hewitt	30,726,813.139	894,449.345	31,621,262.484
Sidney I. Lirtzman	30,711,843.663	909,418.821	31,621,262.484
Dennis H. Manning	30,859,457.371	761,805.113	31,621,262.484
Steven J. Paggioli	30,784,370.280	836,892.204	31,621,262.484
Robert G. Smith	30,718,682.217	902,580.267	31,621,262.484

Proposal No. 2

Approving an amendment to, or the elimination of, the Fund’s fundamental investment restriction, as described in the Proxy Statement, with respect to the following:

SUB-PROPOSALS	FOR	AGAINST	ABSTAIN	TOTAL
2(a) Diversification of investments;	4,305,169.101	334,158.505	311,896.961	4,951,224.567
2(b) Borrowing;	4,298,455.457	340,872.149	311,896.961	4,951,224.567
2(c) Issuing senior securities;	4,305,855.147	333,472.459	311,896.961	4,951,224.567
2(d) Concentration of investments in the same industry;	4,305,855.147	333,472.459	311,896.961	4,951,224.567
2(e) Investments in real estate	4,302,646.986	336,680.620	311,896.961	4,951,224.567
2(f) Investments in commodities	4,302,958.746	336,368.860	311,896.961	4,951,224.567
2(g) Underwriting the securities of other issuers;	4,304,289.443	335,038.163	311,896.961	4,951,224.567
2(h) Making loans, and	4,302,326.165	337,001.441	311,896.961	4,951,224.567
2(m) Pledging, mortgaging or hypothecating its assets.	4,300,766.518	338,561.088	311,896.961	4,951,224.567

25

■	Baillie Gifford Emerging Markets Fund

Proxy Voting Policies and Procedures (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2005, is available free of charge upon request by logging on to www.guardianinvestor.com or the Securities and Exchange Commission’s (SEC) website at www.sec.gov.

Form N-Q (Unaudited)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each year on the Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, and can be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

Code of Ethics (Unaudited)

The Fund has adopted a code of ethics for its Principal Executive Officer and Principal Financial Officers (the “Code”). The purpose of the Code is to promote, among other things: honest and ethical conduct, including the handling of conflicts of interest; full, fair, accurate, timely and understandable disclosure in reports and documents filed with the SEC; and compliance with applicable laws and regulations. A copy of the Code has been filed with the SEC on Form N-CSR and can be obtained on the SEC’s website at www.sec.gov.

Copies of all of the above can be obtained free of charge by calling 1-800-221-3253 or by writing to Guardian Investor Services LLC at 7 Hanover Square, New York, New York 10004.

26

`

■ The Guardian Small Cap Stock Fund	Annual Report To Contractowners

Matthew Ziehl, CFA, Portfolio Manager

Objective:

Long-term growth of capital

Portfolio:

At least 85% in a diversified portfolio of common stocks issued by companies with a small market capitalization at the time of initial purchase

Inception Date:

July 16, 1997

Net Assets at December 31, 2005:

$239,078,510

An Update from Fund Management

After five years of outperforming larger companies, small cap stocks slightly lagged their large cap peers in a lackluster overall stock market environment during 2005. The Russell 2000 Index returned 4.55% versus a 4.91% result for the S&P 500 Index. Market leadership shifted a few times during the year, with large caps outperforming in the first and fourth quarters, while smaller companies led during the second and third quarters. Within the small cap space, value stocks slightly outperformed growth stocks in 2005, as the Russell 2000 Value Index returned 4.71% versus 4.15% for the Russell 2000 Growth Index.

At the sector level, energy stocks led the market in dramatic fashion with a 2005 return of nearly 48%, while the next-best performance was by industrial stocks with a 10% gain. Most other sectors posted flat or low single digit returns, while technology and consumer discretionary lagged with 2% declines.

The Guardian Small Cap Stock Fund returned 0.16% during 2005. Most of the underperformance was due to stock selection in healthcare, consumer discretionary and financial stocks. In particular, we had disappointing results in our biotech, media and insurance holdings within the above mentioned sectors. Most of the individual stocks that hurt results were liquidated from the portfolio, as we did not expect near- or intermediate-term recovery in the company fundamentals. These results more than offset solidly positive selection among industrial, technology and consumer staples companies. During 2005, our sector weightings remained very close to the benchmark, consistent with our bottom-up investment process; therefore the “allocation effect” of relative sector weightings was minimal.

Our strategy is to maintain a highly diversified portfolio of quality small cap companies chosen for their individual merits by our team of experienced sector analysts. We do not attempt to predict the direction of the overall stock market, or which economic sectors will outperform or trail. Our investment process generally limits any sector over- or underweight versus benchmark to 5% of the portfolio’s value; such differences arise from the “bottom-up,” as a result of finding a surplus or scarcity of attractive stock ideas within a particular sector at a given point in time.

With regard to the overall portfolio, we choose from a very broad universe of companies and therefore have never experienced a shortage of attractive investment ideas at any point in time. As a “core” or “blend” small cap fund, we can select individual stocks across the spectrum from growth stocks to value stocks, as well as across industries and sectors. Our mission is to provide our investors with diversified exposure to the U.S. small cap equity market, focusing on companies with strong fundamentals and competitive positions, with the goal of seeking superior long term returns while managing risk.

The views expressed above are those of the Fund’s portfolio manager(s) as of December 31, 2005 and are subject to change without notice. They do not necessarily represent the views of Guardian Investor Services LLC. The views expressed herein are based on current market conditions and are not intended to predict or guarantee the future performance of any Fund, any individual security, any market or market segment. The composition of each Fund’s portfolio is subject to change. No recommendation is made with respect to any security discussed herein.

About information in this report:

•	It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested. Small-cap investing entails special risks, as small-cap stocks have tended to be more volatile and to drop more in down markets than large-cap stocks. This may happen because small companies may be limited in terms of product lines, financial resources and management.

•	The Russell 2000 Index is generally considered to be representative of small capitalization issues in the U.S. stock market. The Russell 2000 Value Index and the Russell 2000 Growth Index are generally considered to be representative of value and growth respectively, small capitalization issues in the U.S. stock market. The S&P 500 Index is an index of 500 primarily large cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. Index returns are provided for comparative purposes. Please note that the indices are unmanaged and not available for direct investment and their returns do not reflect the fees and expenses that have been deducted from the Fund.

THE GUARDIAN SMALL CAP STOCK FUND	1

■ The Guardian Small Cap Stock Fund	Annual Report To Contractowners

Top Ten Holdings  (As of 12/31/2005)

Company	Percentage of Total Net Assets
Affiliated Managers Group, Inc.	2.90%
Benchmark Electronics, Inc.	2.00%
Varian Semiconductor Equipment Assoc., Inc.	2.00%
Informatica Corp.	1.97%
FactSet Research Systems, Inc.	1.81%
Hanover Insurance Group, Inc.	1.79%
Netlogic Microsystems, Inc.	1.76%
Redwood Trust, Inc.	1.71%
Nuveen Investments	1.64%
BankAtlantic Bancorp, Inc.	1.62%

Sector Weightings vs. Index  (As of 12/31/2005)

Average Annual Total Returns  (For periods ended 12/31/2005)

	1 Yr	5 Yrs	10 Yrs	Since Inception 7/16/1997
The Guardian Small Cap Stock Fund	0.16%	5.21%	—	9.39%
Russell 2000 Index	4.55%	8.22%	—	7.50%

All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

2	THE GUARDIAN SMALL CAP STOCK FUND

■ The Guardian Small Cap Stock Fund	Annual Report To Contractowners

Growth of a Hypothetical $10,000 Investment

To give you a comparison, the chart below shows the performance of a hypothetical $10,000 investment made in the Fund and in the Russell 2000 Index. Index returns do not include the fees and expenses of the Fund, but do include the reinvestment of dividends.

Fund Expenses

By investing in the Fund, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other underlying funds.

The example is based on an investment of $1,000 invested on July 1, 2005 and held for six months ended December 31, 2005.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

THE GUARDIAN SMALL CAP STOCK FUND	3

■ The Guardian Small Cap Stock Fund	Annual Report To Contractowners

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2005	Ending Account Value December 31, 2005	Expenses Paid During Period*	Annualized Expense Ratio
Actual	$1,000.00	$1,041.70	$4.32	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.97	$4.28	0.84%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the Fund’s most recent fiscal half-year).

4	THE GUARDIAN SMALL CAP STOCK FUND

■	The Guardian Small Cap Stock Fund

Schedule of Investments

December 31, 2005

Shares		Value

Common Stocks — 99.0%
Aerospace and Defense — 1.6%
94,800	AAR Corp.*	$2,270,460
54,000	Aviall, Inc.*	1,555,200

		3,825,660

Air Freight and Logistics — 1.0%
25,600	UTi Worldwide, Inc.	2,376,704

Airlines — 1.2%
102,400	Skywest, Inc.	2,750,464

Auto Components — 0.7%
90,800	American Axle & Mfg. Hldgs., Inc.	1,664,364

Biotechnology — 3.8%
29,900	Albany Molecular Research, Inc.*	363,285
19,800	Alkermes, Inc.*	378,576
9,400	Amylin Pharmaceuticals, Inc.*	375,248
30,800	Cotherix, Inc.*	327,096
17,100	Cubist Pharmaceuticals, Inc.*	363,375
12,800	Digene Corp.*	373,376
20,300	Idenix Pharmaceuticals, Inc.*	347,333
24,800	Illumina, Inc.*	349,680
153,500	Immunicon Corp.*	526,505
66,600	Incyte Corp.*	355,644
22,600	InterMune, Inc.*	379,680
91,400	Keryx Biopharmaceuticals, Inc.*	1,338,096
6,000	Neurocrine Biosciences, Inc.*	376,380
15,100	Progenics Pharmaceuticals, Inc.*	377,651
63,400	Protein Design Labs., Inc.*	1,801,828
19,200	Serologicals Corp.*	379,008
5,200	United Therapeutics Corp.*	359,424
13,200	Vertex Pharmaceuticals, Inc.*	365,244

		9,137,429

Building Products — 0.6%
51,200	Trex Co., Inc.*	1,436,160

Capital Markets — 5.7%
86,500	Affiliated Managers Group, Inc.*	6,941,625
160,400	Apollo Investment Corp.	2,875,972
92,000	Nuveen Investments	3,921,040

		13,738,637

Chemicals — 3.7%
37,800	Albemarle Corp.	1,449,630
117,500	Georgia Gulf Corp.	3,574,350
37,700	Lubrizol Corp.	1,637,311
106,800	Olin Corp.	2,101,824

		8,763,115

Commercial Banks — 3.5%
49,200	Center Financial Corp.	1,237,872
68,500	East West Bancorp, Inc.	2,499,565
16,700	Placer Sierra Bancshares	462,757
43,000	Signature Bank*	1,207,010
30,900	Sterling Bancorp	609,657
38,000	SVB Financial Group*	1,779,920
19,100	Vineyard National Bancorp Co.	589,044

		8,385,825

Commercial Services and Supplies — 5.9%
145,300	Knoll, Inc.	2,486,083
109,500	Korn/Ferry Int’l.*	2,046,555
147,800	Labor Ready, Inc.*	3,077,196
135,400	Resources Connection, Inc.*	3,528,524
52,300	Stericycle, Inc.*	3,079,424

		14,217,782

Shares		Value

Communications Equipment — 2.1%
310,000	Arris Group, Inc.*	$2,935,700
135,400	Polycom, Inc.*	2,071,620

		5,007,320

Computers and Peripherals — 1.3%
99,700	Palm, Inc.*	3,170,460

Diversified Consumer Services — 0.8%
65,400	Universal Technical Institute, Inc.*	2,023,476

Diversified Telecommunication Services — 2.0%
193,200	Iowa Telecom. Svcs., Inc.	2,992,668
149,300	Valor Comm. Group, Inc.	1,702,020

		4,694,688

Electric Utilities — 1.5%
64,200	ITC Hldgs. Corp.	1,803,378
81,700	Weststar Energy, Inc.	1,756,550

		3,559,928

Electronic Equipment and Instruments — 2.5%
142,000	Benchmark Electronics, Inc.*	4,775,460
48,200	Plexus Corp.*	1,096,068

		5,871,528

Energy Equipment and Services — 1.7%
144,400	Key Energy Svcs., Inc.*	1,945,068
67,300	TETRA Technologies, Inc.*	2,053,996

		3,999,064

Food Products — 3.1%
69,400	Flowers Foods, Inc.	1,912,664
117,400	Hain Celestial Group, Inc.*	2,484,184
114,700	Lance, Inc.	2,136,861
47,800	TreeHouse Foods, Inc.*	894,816

		7,428,525

Health Care Equipment and Supplies — 3.2%
128,000	American Medical Systems Hldgs., Inc.*	2,282,240
67,500	DJ Orthopedics, Inc.*	1,861,650
93,900	Immucor, Inc.*	2,193,504
21,300	Integra LifeSciences Hldgs.*	755,298
28,300	Kensey Nash Corp.*	623,449

		7,716,141

Hotels, Restaurants and Leisure — 2.8%
31,000	Fairmont Hotels & Resorts, Inc.	1,314,710
47,600	Rare Hospitality Int’l., Inc.*	1,446,564
130,900	Sonic Corp.*	3,861,550

		6,622,824

Household Durables — 4.3%
29,000	Meritage Homes Corp.*	1,824,680
60,300	Snap-On, Inc.	2,264,868
85,600	Standard Pacific Corp.	3,150,080
111,100	WCI Communities, Inc.*	2,983,035

		10,222,663

Insurance — 2.9%
76,700	Endurance Specialty Hldgs. Ltd.	2,749,695
102,600	Hanover Insurance Group, Inc.	4,285,602

		7,035,297

Internet and Catalog Retail — 1.5%
186,900	Insight Enterprises, Inc.*	3,665,109

See notes to financial statements.

5

■	The Guardian Small Cap Stock Fund

Schedule of Investments (Continued)

December 31, 2005

Shares		Value

Internet Software and Services — 0.5%
53,600	WebEx Comm., Inc.*	$1,159,368

Machinery — 1.0%
78,000	Watts Water Technologies, Inc.	2,362,620

Media — 1.1%
157,400	Gray Television, Inc.	1,545,668
90,400	Lin TV Corp.*	1,007,056

		2,552,724

Metals and Mining — 1.0%
92,600	Century Aluminum Co.*	2,427,046

Oil, Gas and Consumable Fuels — 6.2%
67,900	Alon USA Energy, Inc.*	1,334,235
54,700	Bill Barrett Corp.*	2,111,967
55,300	Cimarex Energy Co.*	2,378,453
84,400	DCP Midstream Partners LP*	2,066,112
57,400	Goodrich Petroleum Corp.*	1,443,610
301,900	Int’l. Coal Group, Inc.*	2,868,050
45,600	Teekay LNG Partners LP	1,350,672
36,100	TEPPCO Partners LP	1,257,724

		14,810,823

Personal Products — 0.6%
105,200	Playtex Products, Inc.*	1,438,084

Pharmaceuticals — 1.7%
92,600	Barrier Therapeutics, Inc.*	759,320
320,400	Discovery Laboratories, Inc.*	2,140,272
70,150	Salix Pharmaceuticals Ltd.*	1,233,237

		4,132,829

Real Estate — 5.7%
15,600	Alexandria Real Estate Equities	1,255,800
19,600	Federal Realty Investment Trust	1,188,740
31,400	Home Pptys., Inc.	1,281,120
63,900	Reckson Assocs. Realty Corp.	2,299,122
98,800	Redwood Trust, Inc.	4,076,488
119,800	Tanger Factory Outlet Centers, Inc.	3,443,052

		13,544,322

Road and Rail — 1.0%
116,700	Werner Enterprises, Inc.	2,298,990

Semiconductors and Semiconductor Equipment — 5.6%
182,200	Cypress Semiconductor Corp.*	2,596,350
154,900	Netlogic Microsystems, Inc.*	4,219,476
210,100	Silicon Image, Inc.*	1,901,405
108,700	Varian Semiconductor Equipment Assoc., Inc.*	4,775,191

		13,492,422

Shares		Value

Software — 7.6%
81,700	Blackboard, Inc.*	$2,367,666
105,100	FactSet Research Systems, Inc.	4,325,916
392,600	Informatica Corp.*	4,711,200
182,100	Internet Security Systems, Inc.*	3,814,995
476,300	Parametric Technology Corp.*	2,905,430

		18,125,207

Specialty Retail — 4.1%
77,100	Aeropostale, Inc.*	2,027,730
124,600	bebe stores, inc.	1,748,138
408,700	Blockbuster, Inc. - Class A	1,532,625
47,600	Build-A-Bear Workshop, Inc.*	1,410,864
61,900	The Sports Authority, Inc.*	1,926,947
24,900	Zumiez, Inc.*	1,076,178

		9,722,482

Thrifts and Mortgage Finance — 4.1%
276,400	BankAtlantic Bancorp, Inc.	3,869,600
51,400	BankUnited Financial Corp.	1,365,698
212,100	Commercial Capital Bancorp, Inc.	3,631,152
20,900	Triad Guaranty, Inc.*	919,391

		9,785,841

Trading Companies and Distributors — 1.4%
95,400	Hughes Supply, Inc.	3,420,090

	Total Common Stocks (Cost $219,842,398)	236,586,011

Principal Amount		Value
Repurchase Agreement — 1.5%
$3,618,000	State Street Bank and Trust Co. repurchase agreement, dated 12/30/2005, maturity value of $3,619,656 at 4.12%, due 1/3/2006(1) (Cost $3,618,000)	$3,618,000

Total Investments — 100.5% (Cost $223,460,398)		240,204,011
Liabilities in Excess of Cash, Receivables and Other Assets — (0.5)%		(1,125,501)

Net Assets — 100%		$239,078,510

*	Non-income producing security.
(1)	The repurchase agreement is fully collateralized by $3,675,000 in U.S. Government Agency, 5.50%, due 11/16/2015, with a value of $3,693,375.

See notes to financial statements.

6

■	The Guardian Small Cap Stock Fund

Statement of Assets and Liabilities

December 31, 2005

ASSETS
Investments, at market (cost $223,460,398)	$240,204,011
Cash	266
Dividends receivable	310,540
Receivable for securities sold	38,585
Receivable for fund shares sold	6,198
Interest receivable	828
Other assets	6,408

Total Assets	240,566,836

LIABILITIES
Payable for securities purchased	1,178,132
Payable for fund shares redeemed	102,658
Accrued expenses	52,980
Due to GIS	154,556

Total Liabilities	1,488,326

Net Assets	$239,078,510

COMPONENTS OF NET ASSETS
Capital stock, at par	$1,691,530
Additional paid-in capital	216,568,109
Accumulated net realized gain on investments	4,075,258
Net unrealized appreciation of investments	16,743,613

Net Assets	$239,078,510

Shares Outstanding — $0.10 par value	16,915,300

Net Asset Value Per Share	$14.13

Statement of Operations

Year Ended

December 31, 2005

INVESTMENT INCOME
Dividends	$2,557,528
Interest	172,946
Less: Foreign tax withheld	(1,247)

Total Income	2,729,227

Expenses:
Investment advisory fees — Note B	1,896,180
Custodian fees	96,815
Printing expense	55,655
Directors’ fees — Note B	28,235
Audit fees	23,928
Other	31,044

Total Expenses	2,131,857

Net Investment Income	597,370

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS — NOTE C
Net realized gain on investments — Note A	28,758,714
Net change in unrealized appreciation of investments — Note C	(33,349,898)

Net Realized and Unrealized Loss on Investments	(4,591,184)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(3,993,814)

See notes to financial statements.

7

■	The Guardian Small Cap Stock Fund

Statements of Changes in Net Assets

	Year Ended December 31,
	2005	2004
INCREASE/(DECREASE) IN NET ASSETS
From Operations:
Net investment income/(loss)	$597,370	$(816,757)
Net realized gain on investments	28,758,714	60,299,591
Net change in unrealized appreciation of investments	(33,349,898)	(16,735,837)

Net Increase/(Decrease) in Net Assets Resulting from Operations	(3,993,814)	42,746,997

Dividends and Distributions to Shareholders from:
Net investment income	(539,657)	—
Net realized gain on investments	(44,506,200)	(49,920,111)

Total Dividends and Distributions to Shareholders	(45,045,857)	(49,920,111)

From Capital Share Transactions:
Net increase/(decrease) in net assets from capital share transactions — Note E	(16,191,071)	7,554,992

Net Increase/(Decrease) in Net Assets	(65,230,742)	381,878

NET ASSETS:

Beginning of year	304,309,252	303,927,374

End of year	$239,078,510	$304,309,252

See notes to financial statements.

8

■	The Guardian Small Cap Stock Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout the years indicated:

	Year Ended December 31,
	2005	2004	2003	2002		2001
Net asset value, beginning of year	$17.22	$17.83	$12.43	$14.71		$15.96

Income from investment operations:
Net investment income/(loss)	0.04	(0.05)	(0.04)	(0.01)		0.00	(a)
Net realized and unrealized gain/(loss) on investments	(0.08)	2.66	5.44	(2.27)		(1.25)

Net increase/(decrease) from investment operations	(0.04)	2.61	5.40	(2.28)		(1.25)

Dividends and distributions to shareholders from:
Net investment income	(0.04)	—	—	(0.00	) (a)	(0.00	) (a)
Net realized gain on investments	(3.01)	(3.22)	—	—		(0.00	) (a)

Total dividends and distributions	(3.05)	(3.22)	—	(0.00)		(0.00)

Net asset value, end of year	$14.13	$17.22	$17.83	$12.43		$14.71

Total return*	0.16%	15.17%	43.44%	(15.50)%		(7.83)%

Ratios/supplemental data:
Net assets, end of year (000’s omitted)	$239,079	$304,309	$303,927	$228,953		$266,038
Ratio of expenses to average net assets	0.84%	0.82%	0.83%	0.84%		0.84%
Ratio of net investment income/(loss) to average net assets	0.24%	(0.28)%	(0.24)%	(0.05)%		0.01%
Portfolio turnover rate	133%	125%	107%	109%		134%

*	Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC’s variable contracts.
Inclusion of such charges would reduce the total returns for all periods shown.
(a)	Rounds to less than $0.01.

See notes to financial statements.

9

■	The Guardian Small Cap Stock Fund

Notes to Financial Statements

December 31, 2005

Note A.	Organization and Accounting Policies

The Guardian Small Cap Stock Fund (the Fund or GSCSF) is a series of GIAC Funds, Inc. (the Company). The Company is incorporated in the state of Maryland and is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (1940 Act). The financial statements for the other remaining series of the Company are presented in separate reports.

Shares of GSCSF are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (GIAC). GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, gains (losses) and expenses during the reporting period. Actual results could differ from those estimates.

Significant accounting policies of the Fund are as follows:

Investments

Securities listed on domestic or foreign securities exchanges are valued at the last sale price on such exchanges, or if no sale occurred, at the mean of the closing bid and asked prices. Securities that are traded on the NASDAQ National Securities Market are valued at the NASDAQ Official Closing Price.

Other securities, including securities for which market quotations are not readily available (such as restricted securities, illiquid securities and foreign securities subject to a “significant event”) are valued at fair value as determined in good faith by or under the direction of the Company’s Board of Directors. A “significant event” is an event that will affect the value of a portfolio security that occurs after the close of trading in the security’s primary trading market or exchange but before the Fund’s NAV is calculated.

Investing outside of the U.S. may involve certain considerations and risks not typically associated with domestic investments, including the possibility of political and economic unrest and different levels of governmental supervision and regulation of foreign securities markets.

Repurchase agreements are carried at cost which approximates market value (see Note D).

Futures contracts are valued at the settlement prices established by the boards of trade or exchanges on which they are traded.

Investment transactions are recorded on the date of purchase or sale. Security gains or losses are determined on an identified cost basis. Interest income, including amortization/accretion of premium/discount, is accrued daily. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

GSCSF is permitted to buy international securities that are not U.S. dollar denominated. GSCSF’s books and records are maintained in U.S. dollars as follows:

(1)   The foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into U.S. dollars at the current rate of exchange.

(2)   Security purchases and sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting gains and losses are included in the Statement of Operations as follows:

Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Realized foreign exchange gains and losses, which result from changes in foreign exchange rates between the date on which GSCSF earns dividends and interest or pays foreign withholding taxes or other expenses and the date on which U.S. dollar equivalent amounts are actually received or paid, are included in net realized gains or losses on foreign currency related transactions. Realized foreign exchange gains and losses which result from changes in foreign exchange rates between the trade and settlement dates on security and currency transactions are also included in net realized gains and losses on foreign currency related transactions. Net currency gains and losses from valuing other assets and liabilities denominated in foreign currency at the period end exchange rate are reflected in net change in unrealized appreciation or depreciation from translation of other assets and liabilities denominated in foreign currencies.

Forward Foreign Currency Contracts

GSCSF may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of its investments that are denominated

10

■	The Guardian Small Cap Stock Fund

Notes to Financial Statements (Continued)

December 31, 2005

in a particular currency. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward exchange rate. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Fluctuations in the value of forward foreign currency contracts are recorded for book purposes as unrealized gains or losses from translation of other assets and liabilities denominated in foreign currencies by GSCSF. When forward contracts are closed, GSCSF will record realized gains or losses equal to the difference between the values of such forward contracts at the time each was opened and the values at the time each was closed. Such amounts are recorded in net realized gains or losses on foreign currency related transactions. GSCSF will not enter into a forward foreign currency contract if such contract would obligate it to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency.

Futures Contracts

GSCSF may enter into financial futures contracts for the delayed delivery of securities, currency or contracts based on financial indices at a fixed price on a future date. In entering into such contracts, GSCSF is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by GSCSF each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as variation margins by GSCSF. The daily changes in the variation margin are recognized as unrealized gains or losses by GSCSF. GSCSF’s investments in financial futures contracts are designed to hedge against anticipated future changes in interest or exchange rates or securities prices. In addition, GSCSF may enter into financial futures contracts for non-hedging purposes. Should interest or exchange rates, securities prices or prices of futures contracts move unexpectedly, GSCSF may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

Dividend Distributions

Dividends from net investment income are declared and paid semi-annually for GSCSF. Net realized short-term and long-term capital gains for GSCSF will be distributed at least annually. All such dividends and distributions are credited in the form of additional shares of GSCSF at the net asset value on the ex-dividend date.

All dividends and distributions are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on GAAP may cause temporary overdistributions of net realized gains and net investment income on a GAAP basis.

The tax character of dividends and distributions paid to shareholders during the years ended December 31, 2005 and 2004 were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2005	$9,652,253	$35,393,604	$45,045,857
2004	6,428,800	43,491,311	49,920,111

As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Long-Term Capital Gain	Unrealized Appreciation
$2,770,221	$3,019,627	$15,029,023

Taxes

GSCSF has qualified and intends to remain qualified to be taxed as a “regulated investment company” under the provisions of the U.S. Internal Revenue Code (Code), and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest, dividends and capital gains in GSCSF have been provided for in accordance with the applicable country’s tax rules and rates.

Reclassification of Capital Accounts

The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications would have no effect on net assets, results of operations, or net asset value per share of the Fund.

11

■	The Guardian Small Cap Stock Fund

Notes to Financial Statements (Continued)

December 31, 2005

During the year ended December 31, 2005, the Fund reclassified amounts to paid-in capital from undistributed net investment income and accumulated net realized gain on investments. Increases/(decreases) to the various capital accounts were as follows:

Paid-In Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain on Investments
$—	$(57,713)	$57,713

Note B.	Investment Management Agreements and Payments to or from Related Parties

The Fund has an investment advisory agreement with Guardian Investor Services LLC (GIS), a wholly-owned subsidiary of GIAC. Fees for investment advisory are at an annual rate of 0.75% of the average daily net assets of the Fund.

The Guardian Fund Complex pays directors who are not “interested persons” (as defined in the 1940 Act) fees consisting of a $5,000 per meeting fee and an annual retainer of $30,500, allocated among all funds in the Guardian Fund Complex based on relative their average daily net assets. Board committee members also receive a fee of $2,000 per committee meeting, which also is allocated among all funds in the Guardian Fund Complex based on their relative average daily net assets. Additional compensation is paid to the Chairmen of the Nominating and Governance Committee and the Audit Committee, respectively. GIS pays compensation to certain directors who are interested persons. Certain officers and directors of the Fund are affiliated with GIS.

Note C.	Investment Transactions

Purchases and proceeds from sales of securities (excluding short-term securities) amounted to $332,492,072 and $393,305,251, respectively, during the year ended December 31, 2005.

The gross unrealized appreciation and depreciation of investments, on a tax basis, at December 31, 2005 aggregated $26,835,584 and $11,806,561, respectively, resulting in net unrealized appreciation of $15,029,023. The cost of investments owned at December 31, 2005 for federal income tax purposes was $225,174,988.

Note D.	Repurchase Agreements

The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the value of the repurchase price plus accrued interest, GSCSF will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, GSCSF maintains the right to sell the collateral and may claim any resulting loss against the seller.

Note E.	Transactions in Capital Stock

There are 1,000,000,000 shares of $0.10 par value capital stock authorized for GSCSF. Transactions in capital stock were as follows:

	Year Ended December 31,		Year Ended December 31,
	2005	2004	2005	2004
	Shares		Amount
Shares sold	1,563,547	1,725,045	$24,510,981	$31,100,482
Shares issued in reinvestment of dividends and distributions	3,100,696	2,893,485	45,045,857	49,920,111
Shares repurchased	(5,417,150)	(3,994,875)	(85,747,909)	(73,465,601)

Net increase/(decrease)	(752,907)	623,655	$(16,191,071)	$7,554,992

Note F.	Line of Credit

A $100,000,000 line of credit available to GSCSF and other related Guardian Funds has been established with State Street Bank and Trust Company and Bank of Montreal. The rate of interest charged on any borrowing is based upon the prevailing Federal Funds rate at the time of the loan plus 0.50% calculated on a 360 day basis per annum. For the year ended December 31, 2005, none of the funds borrowed against this line of credit.

The funds are obligated to pay State Street Bank and Trust Company and Bank of Montreal a commitment fee computed at a rate of 0.08% per annum on the average daily unused portion of the revolving credit.

12

■	The Guardian Small Cap Stock Fund

Notes to Financial Statements (Continued)

December 31, 2005

Note G.	Management Information (Unaudited)

The directors and officers of GSCSF are named below. Information about their principal occupations during the past five years and certain other affiliations is also provided. The business address of each director and officer is 7 Hanover Square, New York, New York 10004, unless otherwise noted. The “Guardian Fund Complex” referred to in this biographical information is composed of (1) the Company, (2) The Guardian Variable Contract Funds, Inc. (a series fund that issues its shares in seven series), (3) The Guardian Bond Fund, Inc., (4) The Guardian Cash Fund, Inc. and (5) The Park Avenue Portfolio (a series fund that issues its shares in thirteen series).

Name, Address and Year of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex Overseen by Director	Other Directorships

Interested Directors*

Arthur V. Ferrara (1930)	Director	Since 1994	Retired. Director and former Chairman of the Board and Chief Executive Officer, The Guardian Life Insurance Company of America. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director of various mutual funds sponsored by Gabelli Asset Management.

Leo R. Futia (1919)	Director	Since 1994	Retired. Director and former Chairman of the Board and Chief Executive Officer, The Guardian Life Insurance Company of America. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	None.

Dennis J. Manning 81 Graenest Ridge Road Wilton, Connecticut 06897 (1947)	Director	Since 2003	President and Chief Executive Officer, The Guardian Life Insurance Company of America since 1/03; President and Chief Operating Officer, 1/02 to 12/02; Executive Vice President and Chief Operating Officer, 1/01 to 12/01; Executive Vice President, Individual Markets and Group Pensions, 1/99 to 12/00. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director of The Guardian Life Insurance Company of America and The Guardian Insurance & Annuity Company, Inc. Manager, Guardian Investor Services LLC and Park Avenue Securities LLC. Director of various Guardian Life subsidiaries.

*	“Interested” Director means one who is an “interested person” under the Investment Company Act of 1940 by virtue of a current or past position with Guardian Life, the indirect parent company of GIS, the investment adviser of certain Funds in the Guardian Fund Complex.
†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

13

■	The Guardian Small Cap Stock Fund

Notes to Financial Statements (Continued)

December 31, 2005

Name, Address and Year of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex Overseen by Director	Other Directorships

Disinterested Directors

Kathleen C. Cuocolo (1952)	Director	Since 11/16/05	Principal, Cuocolo Associates (corporate governance and operations consulting firm), 2003 to present; Executive Vice President, State Street Corporation, prior thereto. Employed by State Street Corporation in various capacities since 1982. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Chairman, Board of Directors, Select Sector S&P Depository Receipts Series Trust (9 exchange traded funds), 1999 to present; Director, World Markets PLC (global performance and analytics company), 2002 to present; Director, The China Fund, Inc., 2001 to 2003; Board of Advisors, Venturi Aeration, Inc. (water remediation services), 2001 to present; Board of Advisors, Inter- Unity Group (systems optimization consulting firm), 2003 to present.

Frank J. Fabozzi, Ph.D. (1948)	Director	Since 1994	Adjunct Professor of Finance, School of Management — Yale University, 2/94 to present; Editor, Journal of Portfolio Management. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director (Trustee) of various closed-end investment companies sponsored by BlackRock Financial Management. Director of BlackRock Funds (47 funds).

William N. Goetzmann, Ph.D. (1956)	Director	Since 11/16/05	Edwin J. Beinecke Professor of Finance and Management Studies, Yale School of Management, 7/94 to present; Director, International Center for Finance, Yale School of Management, 7/99 to present; Visiting professor, Harvard Business School, 7/05 to present. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Member of the Board of Directors of the Commonfund.

14

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

■	The Guardian Small Cap Stock Fund

Notes to Financial Statements (Continued)

December 31, 2005

Name, Address and Year of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex Overseen by Director	Other Directorships

Anne M. Goggin, Esq. (1948)	Director	Since 2004	Attorney at law in private practice since 8/04; Partner, Edwards and Angell, LLP, 4/04 to 8/04; Chief Counsel, Metropolitan Life Insurance Company, 6/00 to 12/03; Senior Vice President and General Counsel, New England Life Insurance Company, 6/00 to 12/03; Chairman, President and Chief Executive Officer, MetLife Advisors LLC, 6/99 to 12/03; Chairman of the Board, Metropolitan Series Fund, 1/02 to 12/03; Chairman of the Board, New England Zenith Fund, 6/99 to 12/03. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	None.

William W. Hewitt, Jr. (1928)	Director	Since 1991	Retired. Former Executive Vice President, Shearson Lehman Brothers, Inc. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	None.

Sidney I. Lirtzman, Ph.D. 200 East 57th Street #10H New York, New York 10022 (1930)	Director	Since 1991	Emanuel Saxe Emeritus Professor of Management, Zicklin School of Business, Baruch College, City University of New York since 11/04; Emanuel Saxe Professor of Management 9/96 to 10/04; Dean from 10/95 to 9/02; Interim President 9/99 to 9/00. President, Fairfield Consulting Associates, Inc. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Director, since 6/01 Youthstream, Inc. Member, Advisory Board of Directors, New York City Independent Budget Office 5/98 to 5/01.

Steven J. Paggioli (1950)	Director	Since 11/16/05	Independent consultant on investment company matters since 7/01; Executive Vice President, Director and Principal of The Wadsworth Group (administration, consulting and executive search firm) prior thereto. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Trustee and Audit Committee Member, Managers Funds and Managers AMG Funds (36 portfolios), 6/90 to present; Trustee, Professionally Managed Portfolios (20 portfolios), 5/91 to present; Advisory Board Member, Sustainable Growth Advisers, L.P., 10/02 to present.

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

15

■	The Guardian Small Cap Stock Fund

Notes to Financial Statements (Continued)

December 31, 2005

Name, Address and Year of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex Overseen by Director	Other Directorships

Robert G. Smith, Ph.D. 132 East 72nd Street, Apt. #1 New York, New York 10021 (1932)	Director	Since 1991	Chairman and Chief Executive Officer, Smith Affiliated Capital Corp. since 4/82. Director (Trustee) of all of the mutual funds within the Guardian Fund Complex.	25	Governor appointments as Director of New York Health Care Reform Act Charitable Organization and Nassau County Interim Finance Authority. Senior private member of the New York State Financial Control Board for New York City. Senior Director for the New York State Comptroller’s Investment Advisory Committee for State Pension Funds (Commonfund).

Name, Address and Year of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex for which Officer Serves

Officers

Joseph A. Caruso (1952)	Senior Vice President and Secretary	Since 1992	Director, The Guardian Life Insurance Company of America since 1/05; Senior Vice President and Corporate Secretary, The Guardian Life Insurance Company of America since1/01; Vice President and Corporate Secretary prior thereto. Director, Senior Vice President and Secretary, The Guardian Insurance & Annuity Company, Inc. Manager, Senior Vice President and Corporate Secretary, Guardian Investor Services LLC. Director, Senior Vice President and Secretary, Park Avenue Life Insurance Company; Manager, Park Avenue Securities LLC; Senior Vice President and Secretary of Guardian Baillie Gifford Limited, and all of the mutual funds within the Guardian Fund Complex. Director and Officer of various Guardian Life subsidiaries.	25

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

16

■	The Guardian Small Cap Stock Fund

Notes to Financial Statements (Continued)

December 31, 2005

Name, Address and Year of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex for which Officer Serves

Richard A. Cumiskey (1960)	Chief Compliance Officer	Since 2002	Second Vice President, Equity Administration and Oversight, The Guardian Life Insurance Company of America since 1/01; Assistant Vice President, Equity Administration and Oversight prior thereto. Senior Vice President and Chief Compliance Officer of The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services LLC since 4/04; Second Vice President and Compliance Officer prior thereto. Chief Compliance Officer of all of the mutual funds within the Guardian Fund Complex.	25

Manind V. Govil (1969)	Managing Director	Since 2005	Managing Director and Head of Equity Investments at The Guardian Life Insurance Company of America since 8/05; Lead Portfolio Manager - Large Cap Blend/Core Equity, Co-Head of Equities and Head of Equity Research at Mercantile Capital Advisers since 2001; Lead Portfolio Manager - Core Equity at Mercantile Capital Advisers prior thereto. Officer of various mutual funds within the Guardian Fund Complex.	23

Edward H. Hocknell c/o Baillie Gifford Overseas, Limited 1 Greenside Row Edinburgh, EH1 3AN, Scotland (1960)	Vice President	Since 1997	Partner, Baillie Gifford & Company. Director, Baillie Gifford Overseas Limited. Officer of various mutual funds within the Guardian Fund Complex.	16

R. Robin Menzies c/o Baillie Gifford Overseas, Limited 1 Greenside Row Edinburgh, EH1 3AN, Scotland (1952)	Vice President	Since 1991	Partner, Baillie Gifford & Company. Director, Baillie Gifford Overseas Limited. Director, Guardian Baillie Gifford Limited. Trustee, Baillie Gifford Funds, Inc. (2 funds). Officer of various mutual funds within the Guardian Fund Complex.	16

Nydia Morrison (1958)	Controller	Since 2003	Director, Mutual Fund Reporting, The Guardian Life Insurance Company of America since 5/04; Manager prior thereto. Officer of all of the mutual funds within the Guardian Fund Complex.	25

Frank L. Pepe (1942)	Vice President and Treasurer	Since 1995	Vice President and Equity Controller, The Guardian Life Insurance Company of America. Senior Vice President and Controller, The Guardian Insurance & Annuity Company, Inc. since 4/04; Vice President and Controller prior thereto. Senior Vice President and Controller, Guardian Investor Services LLC. Vice President and Treasurer of all of the mutual funds within the Guardian Fund Complex.	25

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

17

■	The Guardian Small Cap Stock Fund

Notes to Financial Statements (Continued)

December 31, 2005

Name, Address and Year of Birth	Position with Fund	Term of Office and Length of Time Served†	Principal Occupations During Past 5 Years	Number of Funds in the Guardian Fund Complex for which Officer Serves

Richard T. Potter, Jr. (1954)	Vice President and Counsel	Since 1992	Vice President and Equity Counsel, The Guardian Life Insurance Company of America. Senior Vice President and Counsel, The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services LLC since 4/04; Vice President and Counsel prior thereto. Vice President and Counsel of Park Avenue Securities LLC and all of the mutual funds within the Guardian Fund Complex.	25

Robert A. Reale (1960)	Managing Director	Since 2001	Managing Director, The Guardian Life Insurance Company of America, The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services LLC since 3/01; Second Vice President 10/99 to 2/01. Assistant Vice President, Metropolitan Life prior thereto. Officer of all of the mutual funds within the Guardian Fund Complex.	25

Thomas G. Sorell (1955)	President	Since 2003	Executive Vice President and Chief Investment Officer, The Guardian Life Insurance Company of America since 1/03; Senior Managing Director, Fixed Income Securities since 3/00; Vice President, Fixed Income Securities prior thereto. Managing Director, Investments: Park Avenue Life Insurance Company. President of all of the mutual funds within the Guardian Fund Complex.	25

Donald P. Sullivan, Jr. (1954)	Vice President	Since 1995	Vice President, Equity Administration, The Guardian Life Insurance Company of America. Vice President, The Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services LLC. Officer of all of the mutual funds within the Guardian Fund Complex.	25

Matthew P. Ziehl (1967)	Managing Director	Since 2002	Managing Director, The Guardian Life Insurance Company of America since 1/02; prior thereto, Team Leader, Salomon Brothers Asset Management, Inc. from 1/01 to 12/01; Co-Portfolio Manager, prior thereto. Officer of various mutual funds within the Guardian Fund Complex.	16

The Statement of Additional Information includes additional information about fund directors and is available upon request, without charge, by calling 1-800-221-3253 or by writing to Guardian Investor Services LLC at 7 Hanover Square, New York, New York 10004.

18

†	There is no set term of office for Directors and Officers. The table reflects the year from which each person has served as Director and/or Officer.

■	The Guardian Small Cap Stock Fund

Report of Ernst & Young LLP

Independent Registered Public Accounting Firm

Board of Directors of GIAC Funds Inc. and Shareholders of The Guardian Small Cap Stock Fund (the Fund)

We have audited the accompanying statement of assets and liabilities of The Guardian Small Cap Stock Fund (one of the series constituting GIAC Funds, Inc.), including the schedule of investments, as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Guardian Small Cap Stock Fund, a series of GIAC Funds, Inc., at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 8, 2006

19

■	Guardian Small Cap Stock Fund

Board Approval of Investment Management Agreements (Unaudited)

The Boards of Directors of The Guardian Variable Contract Funds, Inc. (“GVCF”), GIAC Funds, Inc. (“GIAC”), The Guardian Bond Fund, Inc. (“GBF” and a “Fund”) and The Guardian Cash Fund, Inc. (“GCF” and a “Fund”) (together, the series of GVCF and GIAC, and GBF and GCF are referred to as the “Funds,”) approved the renewal of the management agreement for each Fund and, as applicable, the subadvisory agreement for each Fund on November 17, 2005. As a part of the renewal process, the Boards of Directors of GVCF, GIAC, GBF and GCF met independently of Fund management and of the interested Board Members to consider the renewal of: (1) the management agreement (“Management Agreement”) between each of the Funds and Guardian Investor Services LLC (“GIS”) or as applicable, Guardian Baillie Gifford Limited (“GBG” and together with GIS, each referred to as a “Manager”); (2) as applicable, the subadvisory agreements (each a “Subadvisory Agreement”) between GBG and Baillie Gifford Overseas Limited (“BGO”) and the subadvisory agreements between GIS and UBS Global Asset Management (Americas) Inc. (“UBS” and together with BGO, each referred to as a “Subadvisor”). (The Management Agreements and the Subadvisory Agreements are together referred to as the “Advisory Agreements.”) As part of the review process, the Independent Directors were represented by independent legal counsel. The Independent Directors reviewed comprehensive materials received from the Managers, Subadvisors and independent counsel in connection with contract review. The Independent Directors noted that each Board also received regular information throughout the year regarding performance and operating results of each Fund and that in evaluating the Advisory Agreements, they were taking into account their accumulated experience as Board members in working with the Managers on matters relating to the Funds.

In preparation for the review process, the Independent Directors met with independent legal counsel and discussed the type and nature of information to be provided and sent a formal request for information to Fund management. The Managers and Subadvisors provided extensive information to all Board members in response to the request. Among other information, the Independent Directors reviewed materials to assess the services provided by each Manager and Subadvisor, and, as applicable, information comparing the performance, advisory fees and expense ratios of each Fund to other mutual funds, information about the profitability from the Advisory Agreements to the Managers and to the Subadvisors, information about economies of scale and information about the other benefits to the Managers and Subadvisors and their affiliates resulting from their relationship with the Funds (“fall-out benefits”). The Independent Directors reviewed comparative performance and management fee and expense ratios of peer groups of funds selected by Morningstar, Inc. (“Morningstar”). The Independent Directors also received a memorandum from independent legal counsel advising them of their duties and responsibilities in connection with the review of the Advisory Agreements. In preparation for the November 17th meeting, the Independent Directors met on November 3, 2005, to review and discuss with independent legal counsel the information provided by Morningstar.

Based upon their review, the Independent Directors concluded that it was in the best interest of each Fund to renew each relevant Advisory Agreement and, accordingly, recommended to the full Board of each Fund the renewal of each applicable Advisory Agreement. In reaching this conclusion for each Fund, the Independent Directors did not identify any single factor or group of factors as all important or controlling and considered all factors together.

Management Agreements

Nature, Quality and Extent of Services. In reviewing the nature, quality and extent of services provided by the Managers, the Independent Directors considered the services provided by each Manager under the Management Agreements, including administrative services. The Independent Directors considered the experience and skills of senior management responsible for fund operations, the experience and skills of the personnel performing the functions under each Management Agreement and the resources made available to such personnel, the ability of the Managers to attract and retain high-quality personnel, and the organizational depth of the Managers. The Independent Directors concluded that appropriate resources were provided under each Management Agreement. The Independent Directors also considered the delegation of day-to-day portfolio management responsibility to UBS with respect to the Guardian UBS VC Large Cap Value Fund and the Guardian UBS VC Small Cap Value Fund and to BGO with respect to the Baillie Gifford International Growth Fund and the Baillie Gifford Emerging Markets Fund and the Managers’ ability to supervise the activities of the Subadvisors. The Independent Directors concluded each Manager’s supervisory program was satisfactory. The Independent Directors also considered the compliance program established by the Managers and the level of compliance attained by the Managers. Further, the Independent Directors considered that each Manager has had a long-term relationship with the Funds and has demonstrated its past and future commitment to support the Funds. The Independent Directors concluded that a long-term relationship with a capable, conscientious adviser was in the best interest of each Fund. Based upon all relevant factors, the Independent Directors concluded that the nature, quality and extent of the services provided by the Managers to each applicable Fund were satisfactory.

20

■	Guardian Small Cap Stock Fund

Board Approval of Investment Management Agreements (Unaudited) (Continued)

Investment Performance. The Independent Directors reviewed each Fund’s investment performance over short-term (one-year) and longer-term (three year, five year and ten year) periods, as applicable, and compared those returns to various agreed-upon performance measures, including market indices and peer groups. The Independent Directors received comparative performance information prepared by Morningstar. The Independent Directors also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Independent Directors concluded that investment performance met acceptable levels of investment performance. For Funds that experienced underperformance, the Independent Directors reviewed the reasons for the underperformance and the remedial measures taken by the Manager to improve performance. The Independent Directors concluded that the Managers have in place an effective process to monitor performance and that reasonable steps had been implemented to address circumstances of underperformance where appropriate. Therefore, the Independent Directors concluded that it was in the best interests of the Funds to renew the Management Agreements and to continue to closely monitor performance with a particular emphasis on those Funds experiencing underperformance.

Fees and Expenses. The Independent Directors considered each Fund’s management fees and net expense ratios. The Independent Directors received information, based on data supplied by Morningstar, comparing each Fund’s management fee rates and total net expense ratio to advisory fees and total net expense ratios of the mutual funds in its peer group (as selected by Morningstar). The Independent Directors also received and considered information on fee waivers and/or reimbursements for each Fund compared to those of its peer group. The Independent Directors noted that a number of the Funds have received fee waivers for many years and that such fee waivers remained current through the time of the review process.

The Independent Directors also compared each Fund’s management fee rates to fees charged by the Manager for comparable mutual funds. For each Fund, the Independent Directors reviewed the fees charged by other advisors for mutual funds in the Fund’s peer group. GIS provided information on the advisory fees it charges its two institutional accounts and noted the information was not comparable with the Funds because the investment objectives and management style of the institutional accounts were very different than those of the Funds. GBG has no clients other than the Funds.

On the basis of all information provided, the Independent Directors concluded that the management fee schedules for each Fund were reasonable and appropriate in light of the nature, quality and extent of services provided by the Manager.

Profitability. The Independent Directors reviewed detailed information regarding revenues received by each Manager under each Management Agreement, including identification of the estimated direct and indirect costs of the Managers of providing those services to each Fund that are covered under the Management Agreements. The Independent Directors also received information regarding the enterprise-wide profitability of the Managers with respect to all fund services in totality.

For all Funds, based upon the profitability percentage provided, the Independent Directors concluded that the profitability to the applicable Manager from the management of each Fund was not unreasonable.

Economies of Scale. The Independent Directors considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale through breakpoints in fees or otherwise. The Independent Directors noted that the Guardian UBS VC Small Cap Value Fund and the Guardian Cash Fund had management fee schedules that each contained one breakpoint. The Independent Directors also considered whether the effective management fee rate for each Fund under the Management Agreement is reasonable in relation to the asset size of such Fund. The Independent Directors noted GIS’s representation that it did not anticipate that the Funds would experience any significant economies in the near future, given their asset size. The Independent Directors concluded that, in light of the Funds’ current asset levels, the fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale.

Other Benefits to Manager. The Independent Directors also considered the character and amount of other incidental benefits received by the Managers and their affiliates as a result of their relationship with the Funds. The Independent Directors noted the Managers’ representation that each has the ability to obtain proprietary research as a result of the Funds’ brokerage business that may be used for the benefit of the Funds and other clients of the Managers. The Independent Directors concluded that management fees for each Fund were reasonable in light of these fall-out benefits.

Specific Fund Findings

The Guardian Small Cap Stock Fund

In determining to recommend renewal of the Fund’s Management Agreement, the Independent Directors noted that investment performance was satisfactory over the periods reviewed and that the management fee was reasonable.

21

■	Guardian Small Cap Stock Fund

Board Approval of Investment Management Agreements (Unaudited) (Continued)

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Independent Directors determined that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement is in the best interests of each Fund.

22

■	The Guardian Small Cap Stock Fund

Shareholder Voting Summary (Unaudited)

November 15, 2005

On November 15, 2005, a Special Shareholder Meeting of the Fund was held at which the eleven Directors, identified below, were elected (Proposal No. 1) and the sub-proposals in Proposal No. 2, as described in the Proxy Statement, were approved. The following is a report of the votes cast:

Proposal No. 1

Election of the Eleven Nominees for Director:

NOMINEE	FOR	WITHHELD	TOTAL
DIRECTORS
Kathleen C. Cuocolo	30,847,516.220	773,746.264	31,621,262.484
Frank J. Fabozzi	30,851,553.786	769,708.698	31,621,262.484
Arthur V. Ferrara	30,732,392.046	888,870.438	31,621,262.484
Leo R. Futia	30,678,246.710	943,015.774	31,621,262.484
William N. Goetzmann	30,874,898.705	746,363.779	31,621,262.484
Anne M. Goggin	30,864,750.610	756,511.874	31,621,262.484
William W. Hewitt	30,726,813.139	894,449.345	31,621,262.484
Sidney I. Lirtzman	30,711,843.663	909,418.821	31,621,262.484
Dennis H. Manning	30,859,457.371	761,805.113	31,621,262.484
Steven J. Paggioli	30,784,370.280	836,892.204	31,621,262.484
Robert G. Smith	30,718,682.217	902,580.267	31,621,262.484

Proposal No. 2

Approving an amendment to, or the elimination of, the Fund’s fundamental investment restriction, as described in the Proxy Statement, with respect to the following:

SUB-PROPOSALS	FOR	AGAINST	ABSTAIN	TOTAL
2(a) Diversification of investments;	14,639,674.286	464,018.378	341,987.342	15,445,680.006
2(b) Borrowing;	14,630,364.016	473,328.648	341,987.342	15,445,680.006
2(c) Issuing senior securities;	14,639,985.641	463,707.023	341,987.342	15,445,680.006
2(d) Concentration of investments in the same industry;	14,642,319.246	461,373.418	341,987.342	15,445,680.006
2(e) Investments in real estate	14,633,360.118	470,332.546	341,987.342	15,445,680.006
2(f) Investments in commodities	14,621,162.258	482,530.406	341,987.342	15,445,680.006
2(h) Making loans;	14,630,363.818	473,328.846	341,987.342	15,445,680.006
2(m) Pledging, mortgaging or hypothecating its assets, and	14,622,579.979	481,112.685	341,987.342	15,445,680.006
2(q) Investments in put options, call options or combinations thereof.	14,629,314.398	474,378.266	341,987.342	15,445,680.006

23

■	The Guardian Small Cap Stock Fund

Proxy Voting Policies and Procedures (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2005, is available free of charge upon request by logging on to www.guardianinvestor.com or the Securities and Exchange Commission’s (SEC) website at www.sec.gov.

Form N-Q (Unaudited)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each year on the Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, and can be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

Code of Ethics (Unaudited)

The Fund has adopted a code of ethics for its Principal Executive Officer and Principal Financial Officers (the “Code”). The purpose of the Code is to promote, among other things: honest and ethical conduct, including the handling of conflicts of interest; full, fair, accurate, timely and understandable disclosure in reports and documents filed with the SEC; and compliance with applicable laws and regulations. A copy of the Code has been filed with the SEC on Form N-CSR and can be obtained on the SEC’s website at www.sec.gov.

Copies of all of the above can be obtained free of charge by calling 1-800-221-3253 or by writing to Guardian Investor Services LLC at 7 Hanover Square, New York, New York 10004.

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ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (the “Code”). A copy of the Code is filed as an exhibit to this Form N-CSR. There were no substantive amendments made to the Code, nor were there any waivers granted under the Code, during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s Board of Directors/Trustees has determined that Robert G. Smith qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Dr. Smith serves as Chairman of the registrant’s audit committee and is considered “independent” for purposes of Item 3 of Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows: 2005 – (a) Audit Fees $64,113; (c) Tax Fees $18,733; 2004 – (a) Audit Fees $60,825; (c) Tax Fees $18,025.

Audit Fees include amounts related to the audit and report on the registrant’s annual financial statements. Tax fees include amounts related to tax compliance services.

(e)(1) Pursuant to the Audit Committee charter, the Audit Committee of the Board is responsible for pre-approving any engagement of the Registrant’s accountant to provide any non-prohibited services to the Registrant, including the fees and other compensation to be paid to the accountant. The Chairman of the Audit Committee may grant the pre-approval of services to the Registrant for non-prohibited services. All such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.

The Audit Committee of the Board is responsible for pre-approving any engagement of the Registrant’s accountant, including the fees and other compensation to be paid to the accountant, to provide any non-audit services to the Registrant’s investment adviser (or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant), if the engagement relates directly to the operations and financial reporting of the Registrant. The Chairman of the Audit Committee may pre-approve non-audit services, which are not prohibited, to the adviser (or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant). All such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.

(2)	No services described in paragraph (b) – (d) of Item 4, were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable.

(g) Not Applicable.

(h) Not Applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS

Included in response to Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board during the most recent fiscal half-year.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s certifying officers are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant’s certifying officers, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(a)(3) Not applicable.

(b) A certification by the registrant’s certifying officers, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GIAC Funds, Inc.

By:	/s/ Thomas G. Sorell
Thomas G. Sorell
President of GIAC Funds, Inc.

Date: March 3, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas G. Sorell
Thomas G. Sorell
President of GIAC Funds, Inc.

Date: March 3, 2006

By:	/s/ Frank L. Pepe
Frank L. Pepe
Vice President and Treasurer of GIAC Funds, Inc.

Date: March 3, 2006